Schedule of Investments
(unaudited)
May 31, 2024
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
California — 99.9%
Acalanes Union High School District, Series
2010A, GO, 0.00%, 08/01/39
(a)
........ USD 200 $ 225,309
Alameda Corridor Transportation Authority
Series 1999A , RB , 0.00% , 10/01/32
( NPFGC )
(a)
.................... 745 538,170
Series 2016B , RB , 4.00% , 10/01/35 ( AGM ) 255 249,389
Series 2016B , RB , 5.00% , 10/01/35 ..... 2,000 2,035,743
Series 2016B , RB , 5.00% , 10/01/36 ( AGM ) 2,600 2,652,399
Series 2022A , RB , 0.00% , 10/01/47
(a)
.... 1,630 904,308
Series 2022A , RB , 0.00% , 10/01/48
(a)
.... 665 367,017
Series 2022A , RB , 0.00% , 10/01/49
(a)
.... 665 362,265
Series 2022A , RB , 0.00% , 10/01/50
(a)
.... 2,195 1,194,191
Series 2022A , RB , 0.00% , 10/01/51 ( AGM )
(a)
1,000 537,011
Series A , RB , 0.00% , 10/01/51 ( AGM )
(a)
... 1,000 269,878
Series 2022C , RB , 5.00% , 10/01/52 ( AGM ) 285 303,429
Series C , RB , 0.00% , 10/01/53 ( AGM )
(a)
.. 5,000 1,179,610
Alameda County Transportation Commission
Series 2022 , RB , 5.00% , 03/01/40 ...... 4,215 4,682,747
Series 2022 , RB , 5.00% , 03/01/41 ...... 1,860 2,055,976
Series 2022 , RB , 5.00% , 03/01/45 ...... 2,000 2,181,625
Alhambra Unified School District, Series B, GO,
0.00%, 08/01/39 (AGM)
(a)
........... 5,100 2,769,726
Allan Hancock Joint Community
College District, Series 2012C, GO,
0.00%, 08/01/47
(a)
................ 1,295 906,089
Alvord Unified School District, Series 2011B,
GO, 0.00%, 08/01/43 (AGM)
(a)
........ 2,500 1,032,454
Anaheim Housing & Public Improvements
Authority
Series 2020C , RB , 5.00% , 10/01/45 ..... 1,500 1,521,575
Series 2020A , RB , 5.00% , 10/01/50 ..... 200 202,393
Anaheim Union High School District, Series
2018, GO, 4.00%, 08/01/42 .......... 4,060 4,025,733
Bay Area Toll Authority
Series 2017S-7 , RB , 5.00% , 04/01/28 .... 1,945 2,070,567
Series 2017S-7 , RB , 4.00% , 04/01/29 .... 500 505,190
Series 2023F-1 , RB , 5.00% , 04/01/29 .... 3,000 3,248,652
Series 2017S-7 , RB , 4.00% , 04/01/33 .... 1,695 1,707,291
Series 2017S-7 , RB , 4.00% , 04/01/34 .... 3,500 3,517,964
Series 2017S-7 , RB , 4.00% , 04/01/38 .... 400 395,232
Series 2017S-7 , RB , 4.00% , 04/01/42 .... 6,035 5,949,793
Series 2017B , RB , VRDN 2.85% , 04/01/25
(b)
710 701,991
Series 2017A , RB , VRDN 2.95% , 04/01/26
(b)
705 687,851
Series 2017S-7 , RB , 4.00% , 04/01/47 .... 1,500 1,438,716
Series 2017S-7 , RB , 4.00% , 04/01/49 .... 2,455 2,334,946
Series H , RB , VRDN 2.13% , 04/01/25
(b)
... 1,200 1,179,470
Series 2019S-8 , RB , 3.00% , 04/01/54 .... 5,085 3,660,789
Series 2023F-1 , RB , 5.00% , 04/01/54 .... 5,000 5,429,611
Series 2023F-1 , RB , 5.25% , 04/01/54 .... 8,000 8,867,484
Series 2014S-6 , RB , 5.00% , 10/01/54 .... 2,980 2,993,575
Series 2023A , RB , VRDN ( Barclays Bank plc
LOC ), 4.00% , 05/31/24
(b)
........... 4,640 4,640,000
Series 2019S-8 , RB , 5.00% , 04/01/56 .... 2,000 2,194,237
Series 2017F-1 , RB , 5.00% , 04/01/56 .... 1,405 1,475,810
Beverly Hills Unified School District
(a)
Series 2009 , GO , 0.00% , 08/01/27 ...... 11,500 10,354,424
Series 2009 , GO , 0.00% , 08/01/29 ...... 2,195 1,849,269
Series 2009 , GO , 0.00% , 08/01/33 ...... 2,515 1,834,448
California Educational Facilities Authority
Series V-1 , RB , 5.00% , 05/01/29 ....... 500 545,085
Series T-1 , RB , 5.00% , 03/15/39 ....... 4,950 5,828,072
Series U-1 , RB , 5.25% , 04/01/40 ....... 4,650 5,640,266
Series U-3 , RB , 5.00% , 06/01/43 ....... 2,090 2,444,782
Security
Par (000)
Par (000) Value
California (continued)
Series 2015 , RB , 5.00% , 04/01/45 ...... USD 500 $ 504,223
Series U-6 , RB , 5.00% , 05/01/45 ....... 20,280 23,632,148
Series 2015 , RB , 5.00% , 09/01/45 ...... 5,000 5,104,400
Series U-7 , RB , 5.00% , 06/01/46 ....... 2,650 3,083,472
Series V-1 , RB , 5.00% , 05/01/49 ....... 7,260 8,388,804
Series 2016 , RB , 5.00% , 10/01/49 ...... 250 257,882
Series 2018A , RB , 5.00% , 10/01/53 ..... 1,120 1,143,483
California Infrastructure & Economic
Development Bank
Series 2017 , RB , 5.00% , 10/01/24 ...... 890 894,226
Series 2003A , RB , 5.00% , 07/01/25 ( FGIC ) 300 305,470
Series 2016 , RB , 5.00% , 10/01/26 ...... 3,550 3,666,242
Series 2018 , RB , 5.00% , 10/01/26 ...... 215 224,000
Series 2018 , RB , 5.00% , 10/01/27 ...... 505 535,154
Series 2023 , RB , 5.00% , 10/01/28 ...... 1,000 1,078,631
Series 2018 , RB , 5.00% , 10/01/28 ...... 545 582,636
Series 2003A , RB , 5.00% , 07/01/29 ( FGIC ) 810 857,449
Series 2003A , RB , 5.00% , 07/01/33
( AMBAC ) ..................... 1,410 1,500,967
Series 2003A , RB , 5.00% , 07/01/36
( AMBAC ) ..................... 740 787,741
Series 2016A , RB , 5.00% , 10/01/41 ..... 700 727,597
Series 2017 , RB , 5.00% , 05/15/42 ...... 1,000 1,047,859
Series 2018 , RB , 5.00% , 10/01/43 ...... 2,000 2,096,976
Series 2016A , RB , 4.00% , 10/01/45 ..... 500 508,591
Series 2023 , RB , 4.00% , 10/01/45 ...... 5,000 5,063,257
Series 2024 , RB , 4.00% , 10/01/47 ...... 1,775 1,783,895
Series 2022A , RB , 5.00% , 10/01/47 ..... 1,175 1,286,373
Series 2018 , RB , 5.00% , 10/01/48 ...... 125 130,082
Series 2019 , RB , 5.00% , 08/01/49 ...... 3,125 3,256,667
Series 2022A , RB , 5.00% , 10/01/52 ..... 8,000 8,683,213
California Municipal Finance Authority
Series 2017A , RB , 5.00% , 06/01/42 ..... 500 514,360
Series 2017 , RB , 5.00% , 01/01/48 ...... 1,000 1,062,423
California School Facilities Financing Authority,
Series 2009A, RB, 0.00%, 08/01/49 (AGM)
(a)
2,100 572,583
California State Public Works Board
Series 2021A , RB , 5.00% , 02/01/25 ..... 5,005 5,052,628
Series F , RB , 5.00% , 05/01/25 ......... 300 304,172
Series D , RB , 5.00% , 06/01/25 ......... 350 355,398
Series 2022A , RB , 5.00% , 08/01/25 ..... 6,680 6,800,596
Series 2014A , RB , 5.00% , 09/01/25 ..... 3,100 3,110,697
Series 2014A , RB , 5.00% , 09/01/26 ..... 2,620 2,627,391
Series B , RB , 5.00% , 10/01/27 ......... 20 21,157
Series B , RB , 5.00% , 10/01/27 ......... 375 394,651
Series 2023D , RB , 5.00% , 11/01/27 ..... 4,510 4,752,556
Series 2019C , RB , 5.00% , 11/01/27 ..... 1,140 1,201,311
Series F , RB , 5.00% , 05/01/28 ......... 350 354,029
Series 2022B , RB , 5.00% , 06/01/28 ..... 2,000 2,126,076
Series 2022A , RB , 5.00% , 08/01/28 ..... 1,000 1,065,856
Series 2014A , RB , 5.00% , 09/01/28 ..... 1,265 1,268,911
Series 2014A , RB , 5.00% , 09/01/29 ..... 2,205 2,212,197
Series B , RB , 5.00% , 10/01/29 ......... 15 15,868
Series B , RB , 5.00% , 10/01/29 ......... 235 246,151
Series 2019C , RB , 5.00% , 11/01/29 ..... 1,530 1,660,246
Series 2023C , RB , 5.00% , 09/01/30 ..... 2,735 3,003,283
Series 2020D , RB , 5.00% , 11/01/30 ..... 1,405 1,546,327
Series 2023C , RB , 5.00% , 09/01/31 ..... 4,875 5,423,920
Series 2014A , RB , 5.00% , 09/01/32 ..... 1,000 1,003,338
Series 2023C , RB , 5.00% , 09/01/34 ..... 5,000 5,671,069
Series 2014A , RB , 5.00% , 09/01/34 ..... 1,000 1,003,313
Series 2016C , RB , 5.00% , 11/01/34 ..... 1,575 1,622,385
Series 2023D , RB , 5.00% , 11/01/36 ..... 5,000 5,647,147
Series 2014B , RB , 5.00% , 10/01/39 ..... 2,000 2,008,367
Series 2021C , RB , 5.00% , 11/01/40 ..... 1,000 1,091,866

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2021D , RB , 4.00% , 11/01/41 ..... USD 2,510 $ 2,520,931
Series 2024A , RB , 5.00% , 04/01/42 ..... 2,795 3,102,125
Series 2021C , RB , 5.00% , 11/01/46 ..... 3,100 3,343,022
Series 2023D , RB , 4.63% , 11/01/48 ..... 13,760 14,296,652
Series 2024A , RB , 5.00% , 04/01/49 ..... 2,000 2,185,356
California State University
Series 2014A , RB , 5.00% , 11/01/26 ..... 400 402,228
Series 2017A , RB , 5.00% , 11/01/26 ..... 370 384,868
Series 2016A , RB , 5.00% , 11/01/27 ..... 1,385 1,427,308
Series 2014A , RB , 5.00% , 11/01/27 ..... 400 402,228
Series 2014A , RB , 5.00% , 11/01/28 ..... 3,370 3,388,770
Series 2014A , RB , 5.00% , 11/01/29 ..... 1,425 1,432,937
Series 2016A , RB , 5.00% , 11/01/29 ..... 1,070 1,101,234
Series 2014A , RB , 5.00% , 11/01/30 ..... 505 507,813
Series 2017A , RB , 5.00% , 11/01/30 ..... 520 545,927
Series 2015A , RB , 5.00% , 11/01/31 ..... 2,500 2,550,389
Series 2017A , RB , 5.00% , 11/01/31 ..... 500 524,739
Series 2014A , RB , 5.00% , 11/01/32 ..... 2,000 2,011,139
Series 2016A , RB , 5.00% , 11/01/32 ..... 1,500 1,541,877
Series 2015A , RB , 5.00% , 11/01/33 ..... 500 509,982
Series 2014A , RB , 5.00% , 11/01/33 ..... 1,500 1,508,354
Series 2017A , RB , 5.00% , 11/01/33 ..... 1,325 1,389,822
Series 2016A , RB , 4.00% , 11/01/35 ..... 3,000 3,009,558
Series 2017A , RB , 5.00% , 11/01/35 ..... 450 471,205
Series 2015A , RB , 5.00% , 11/01/35 ..... 2,780 2,834,154
Series 2017A , RB , 5.00% , 11/01/36 ..... 485 506,482
Series 2016A , RB , 4.00% , 11/01/37 ..... 2,455 2,456,595
Series 2016A , RB , 4.00% , 11/01/38 ..... 2,005 2,006,764
Series 2014A , RB , 5.00% , 11/01/39 ..... 500 502,785
Series 2019A , RB , 5.00% , 11/01/39 ..... 1,515 1,629,885
Series 2016A , RB , 5.00% , 11/01/41 ..... 650 663,853
Series 2015A , RB , 4.00% , 11/01/43 ..... 200 198,229
Series 2015A , RB , 5.00% , 11/01/43 ..... 1,665 1,691,543
Series 2014A , RB , 5.00% , 11/01/44 ..... 13,290 13,364,020
Series 2020C , RB , 4.00% , 11/01/45 ..... 4,470 4,402,291
Series 2016A , RB , 4.00% , 11/01/45 ..... 985 974,232
Series 2016A , RB , 5.00% , 11/01/45 ..... 760 773,167
Series 2015A , RB , 5.00% , 11/01/47 ..... 1,300 1,318,138
Series 2018A , RB , 5.00% , 11/01/48 ..... 3,550 3,709,422
Series 2023A , RB , 5.25% , 11/01/48 ..... 3,745 4,174,167
California Statewide Communities Development
Authority, Series 2016, RB, 5.00%, 05/15/40 250 251,887
Campbell Union High School District, Series B,
GO, 4.00%, 08/01/38 .............. 2,000 2,031,371
Cerritos Community College District
Series 2012D , GO , 0.00% , 08/01/26
(a)
.... 545 505,529
Series 2014A , GO , 5.00% , 08/01/39 ..... 2,790 2,794,561
Series 2019C , GO , 3.00% , 08/01/44 ..... 250 199,479
Series 2014A , GO , 4.00% , 08/01/44 ..... 250 247,745
Chabot-Las Positas Community College District
Series C , GO , 5.00% , 08/01/27 ........ 500 527,544
Series 2016 , GO , 4.00% , 08/01/33 ...... 1,000 1,003,762
Series 2016 , GO , 4.00% , 08/01/34 ...... 1,000 1,002,987
Series 2017A , GO , 4.00% , 08/01/42 ..... 1,290 1,279,112
Series 2017A , GO , 4.00% , 08/01/47 ..... 1,000 987,922
Series C , GO , 5.25% , 08/01/48 ........ 400 444,811
Chaffey Community College District, Series A,
GO, 3.00%, 06/01/33 .............. 1,800 1,647,105
Chaffey Joint Union High School District
Series B , GO , 4.00% , 08/01/44 ........ 500 495,490
Series G , GO , 5.25% , 08/01/52 ........ 1,500 1,643,718
Chino Basin Regional Financing Authority,
Series 2020B, RB, 4.00%, 11/01/25 ..... 3,790 3,820,406
Chino Valley Unified School District, Series
2020B, GO, 4.00%, 08/01/45 ......... 2,500 2,479,942
Security
Par (000)
Par (000) Value
California (continued)
City & County of San Francisco
Series 2015R-1 , GO , 5.00% , 06/15/24 ... USD 175 $ 175,077
Series 2020R-1 , GO , 5.00% , 06/15/25 ... 2,815 2,865,661
Series 2015R-1 , GO , 5.00% , 06/15/26 ... 550 551,307
Series 2021R-1 , GO , 5.00% , 06/15/26 ... 1,000 1,034,931
Series 2022R-1 , GO , 5.00% , 06/15/26 ... 500 517,466
Series 2022R-1 , GO , 5.00% , 06/15/27 ... 500 526,860
Series 2022R-1 , GO , 5.00% , 06/15/28 ... 3,500 3,751,150
Series 2020R-1 , GO , 5.00% , 06/15/31 ... 1,500 1,606,327
Series 2024R-1 , GO , 5.00% , 06/15/35 ... 1,880 2,183,173
City of Long Beach
Series 2019A , RB , 5.00% , 05/15/44 ..... 2,000 2,118,730
Series C , RB , 5.00% , 05/15/47 ......... 1,500 1,543,872
City of Los Angeles
Series 2023 , RB , 5.00% , 06/27/24 ...... 5,000 5,002,766
Series 2022C , RB , 5.00% , 06/01/26 ..... 3,815 3,943,317
Series 2018B , RB , 5.00% , 06/01/27 ..... 3,860 4,061,259
Series 2022C , RB , 5.00% , 06/01/29 ..... 1,000 1,087,984
Series A , RB , 5.00% , 06/01/30 ......... 1,305 1,365,901
Series 2022C , RB , 5.00% , 06/01/30 ..... 1,000 1,104,520
Series 2022C , RB , 5.00% , 06/01/32 ..... 2,500 2,840,063
Series 2013A , RB , 5.00% , 06/01/35 ..... 2,450 2,454,776
Series 2023A , RB , 5.00% , 02/01/37 ..... 1,000 1,144,329
Series 2023A , RB , 5.00% , 02/01/38 ..... 1,000 1,138,766
Series A , RB , 4.00% , 06/01/42 ......... 500 495,040
Series 2018A , RB , 5.00% , 06/01/43 ..... 1,000 1,046,977
Series A , RB , 5.00% , 06/01/43 ......... 1,435 1,436,843
Series C , RB , 5.00% , 06/01/45 ......... 915 923,898
Series 2022A , RB , 5.00% , 06/01/47 ..... 3,275 3,549,177
Series A , RB , 5.25% , 06/01/47 ......... 1,000 1,042,775
Series 2022A , RB , 4.00% , 06/01/52 ..... 1,420 1,367,258
City of Los Angeles Department of Airports
Series 2019C , RB , 5.00% , 05/15/25 ..... 360 365,700
Series 2019C , RB , 5.00% , 05/15/25 ..... 140 142,005
Series 2020B , RB , 5.00% , 05/15/25 ..... 1,135 1,152,970
Series 2020A , RB , 5.00% , 05/15/26 ..... 1,000 1,033,561
Series 2020A , RB , 5.00% , 05/15/28 ..... 280 299,941
Series 2020A , RB , 5.00% , 05/15/32 ..... 1,070 1,175,635
Series 2020B , RB , 5.00% , 05/15/32 ..... 1,000 1,107,001
Series 2021B , RB , 5.00% , 05/15/35 ..... 2,105 2,359,279
Series 2020A , RB , 5.00% , 05/15/36 ..... 5,330 5,838,906
Series C , RB , 5.00% , 05/15/38 ......... 1,750 1,770,682
Series 2020A , RB , 5.00% , 05/15/39 ..... 4,430 4,798,194
Series 2020A , RB , 5.00% , 05/15/40 ..... 1,425 1,538,252
Series B , RB , 5.00% , 05/15/42 ......... 2,000 2,073,066
Series 2019E , RB , 5.00% , 05/15/44 ..... 1,500 1,578,232
Series 2021B , RB , 5.00% , 05/15/45 ..... 2,205 2,368,703
Series 2021B , RB , 5.00% , 05/15/48 ..... 475 506,736
Series 2018E , RB , 5.00% , 05/15/48 ..... 1,020 1,069,430
City of Riverside
Series 2019A , RB , 5.00% , 10/01/36 ..... 1,025 1,107,220
Series 2015A , RB , 5.00% , 08/01/40 ..... 500 506,595
Series 2019A , RB , 5.00% , 10/01/48 ..... 3,695 3,878,834
City of Sacramento, Series 2018A, RB,
5.00%, 06/01/43 ................. 1,000 1,029,205
City of San Francisco
Series 2015A , RB , 5.00% , 11/01/25 ..... 1,700 1,726,647
Series A , RB , 5.00% , 11/01/25 ......... 455 465,965
Series A , RB , 5.00% , 11/01/29 ......... 1,405 1,467,061
Series A , RB , 4.00% , 11/01/30 ......... 1,055 1,067,347
Series 2023C , RB , 5.00% , 11/01/31 ..... 1,000 1,126,555
Series 2015A , RB , 5.00% , 11/01/32 ..... 1,000 1,013,224
Series A , RB , 5.00% , 11/01/32 ......... 370 384,723
Series 2023C , RB , 5.00% , 11/01/32 ..... 1,000 1,141,372
Series A , RB , 5.00% , 11/01/33 ......... 1,835 1,903,629

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series D , RB , 5.00% , 11/01/33 ......... USD 1,000 $ 1,053,711
Series A , RB , 5.00% , 11/01/34 ......... 1,740 1,800,890
Series 2023C , RB , 5.00% , 11/01/35 ..... 1,440 1,663,104
Series A , RB , 4.00% , 11/01/36 ......... 2,500 2,513,981
Series 2023C , RB , 5.00% , 11/01/39 ..... 1,000 1,140,285
Series 2017A , RB , 5.00% , 11/01/42 ..... 4,325 4,348,204
Series 2023AB , RB , 5.00% , 11/01/43 .... 3,550 3,936,700
Series 2020B , RB , 5.00% , 11/01/50 ..... 2,000 2,070,745
City of San Jose
Series 2019C , GO , 5.00% , 09/01/28 ..... 370 398,489
Series 2021A , GO , 5.00% , 09/01/39 ..... 3,150 3,491,354
Series 2021A , GO , 5.00% , 09/01/42 ..... 2,175 2,385,846
Series 2019A-1 , GO , 5.00% , 09/01/45 .... 2,650 2,798,070
Series 2021A , GO , 5.00% , 09/01/45 ..... 7,035 7,626,916
Series 2019A-1 , GO , 5.00% , 09/01/47 .... 2,000 2,105,150
City of Santa Rosa, Series 2002B, RB,
0.00%, 09/01/32 (AMBAC)
(a)
.......... 5,000 3,675,108
Clovis Unified School District
Series D , GO , 4.00% , 08/01/40 ........ 105 104,977
Series D , GO , 4.00% , 08/01/40 ........ 145 146,116
Coast Community College District
Series 2006B , GO , 0.00% , 08/01/27 ( AGM )
(a)
320 285,627
Series 2006B , GO , 0.00% , 08/01/28 ( AGM )
(a)
2,050 1,764,903
Series 2015 , GO , 5.00% , 08/01/29 ...... 4,905 4,992,446
Series 2006B , GO , 0.00% , 08/01/30 ( AGM )
(a)
2,985 2,391,011
Series 2015 , GO , 5.00% , 08/01/31 ...... 2,335 2,376,628
Series 2015 , GO , 0.00% , 08/01/34
(a)
..... 500 325,166
Series 2017D , GO , 5.00% , 08/01/36 ..... 1,500 1,585,107
Series 2019F , GO , 3.00% , 08/01/39 ..... 2,520 2,158,507
Series 2017D , GO , 4.00% , 08/01/42 ..... 500 495,146
Series 2019F , GO , 0.00% , 08/01/43
(a)
.... 1,000 420,448
Contra Costa Community College District,
Series 2014A, GO, 4.00%, 08/01/39 ..... 1,250 1,233,286
Contra Costa Water District, Series W, RB,
5.00%, 10/01/51 ................. 5,775 6,196,937
Corona-Norco Unified School District
Series A , GO , 5.00% , 08/01/40 ........ 1,500 1,526,755
Series B , GO , 4.00% , 08/01/43 ........ 3,725 3,732,142
County of Riverside, Series 2023, RB,
5.00%, 06/28/24 ................. 3,335 3,337,250
County of Sacramento Airport System
Series 2018B , RB , 5.00% , 07/01/38 ..... 1,000 1,056,542
Series A , RB , 5.00% , 07/01/41 ......... 1,000 1,020,635
Series B , RB , 5.00% , 07/01/41 ......... 800 813,312
County of Santa Clara
Series 2022D , GO , 5.00% , 08/01/34 ..... 5,890 6,741,076
Series 2017C , GO , 4.00% , 08/01/38 ..... 750 751,212
Desert Community College District
Series 2016 , GO , 5.00% , 08/01/37 ...... 1,000 1,027,547
Series 2017 , GO , 4.00% , 08/01/39 ...... 500 496,469
Desert Sands Unified School District, Series
2019, GO, 4.00%, 08/01/44 .......... 1,000 996,205
Dublin Unified School District, Series B, GO,
4.25%, 08/01/53 ................. 5,000 5,019,806
East Bay Municipal Utility District Water System
Series 2014B , RB , 5.00% , 06/01/24 ..... 850 850,000
Series 2022B-2 , RB , 5.00% , 06/01/24 .... 425 425,000
Series 2014B , RB , 5.00% , 06/01/25 ..... 325 330,626
Series 2015A , RB , 5.00% , 06/01/27 ..... 1,005 1,020,671
Series 2015A , RB , 5.00% , 06/01/28 ..... 250 253,729
Series 2024B , RB , 5.00% , 06/01/28 ..... 1,000 1,072,184
Series 2015A , RB , 5.00% , 06/01/29 ..... 300 304,458
Series 2017B , RB , 5.00% , 06/01/29 ..... 2,200 2,316,293
Series 2024B , RB , 5.00% , 06/01/30 ..... 1,000 1,107,983
Series 2024B , RB , 5.00% , 06/01/33 ..... 2,000 2,311,670
Security
Par (000)
Par (000) Value
California (continued)
Series 2017B , RB , 5.00% , 06/01/33 ..... USD 1,000 $ 1,050,441
Series 2024B , RB , 5.00% , 06/01/34 ..... 2,000 2,307,780
Series 2017B , RB , 5.00% , 06/01/34 ..... 430 451,529
Series 2015A , RB , 5.00% , 06/01/35 ..... 540 547,243
Series 2022A , RB , 5.00% , 06/01/37 ..... 2,000 2,255,834
Series 2017A , RB , 5.00% , 06/01/42 ..... 4,460 4,634,670
Series 2017A , RB , 4.00% , 06/01/45 ..... 1,000 987,054
Series 2017A , RB , 5.00% , 06/01/45 ..... 1,000 1,036,742
East Side Union High School District
Series 2024B , GO , 5.00% , 08/01/30 ( AGM ) 3,500 3,879,469
Series 2024B , GO , 5.00% , 08/01/34 ( AGM ) 4,000 4,656,964
Eastern Municipal Water District, Series 2024A,
RB, VRDN (Bank of America NA SBPA),
3.72%, 05/30/24
(b)
................ 3,625 3,625,000
Eastern Municipal Water District Financing
Authority
Series 2020A , RB , 5.00% , 07/01/36 ..... 3,000 3,321,020
Series 2020A , RB , 4.00% , 07/01/38 ..... 2,310 2,360,218
Series 2017D , RB , 5.00% , 07/01/47 ..... 1,000 1,036,264
El Camino Community College District
Foundation (The)
Series 2012C , GO , 0.00% , 08/01/29
(a)
.... 2,110 1,766,865
Series 2012C , GO , 0.00% , 08/01/32
(a)
.... 700 527,593
Series 2012C , GO , 0.00% , 08/01/33
(a)
.... 125 90,766
Series 2012C , GO , 0.00% , 08/01/34
(a)
.... 3,050 2,130,953
Series 2016A , GO , 4.00% , 08/01/45 ..... 500 495,168
El Monte Union High School District, Series B,
GO, 4.00%, 06/01/46 .............. 4,100 4,025,286
Elk Grove Unified School District
Series 2021 , GO , 2.00% , 08/01/34 ...... 2,515 1,989,629
Series 2019 , GO , 4.00% , 08/01/46 ...... 2,855 2,803,951
Series 2017 , GO , 4.00% , 08/01/46 ...... 5,950 5,843,610
Escondido Union High School District
(a)
Series 2009 , GO , 0.00% , 08/01/37 ( AGC ) . 190 113,671
Series 2011C , GO , 0.00% , 08/01/46 ..... 985 349,089
Series 2011C , GO , 0.00% , 08/01/51 ..... 1,155 325,734
Foothill-De Anza Community College District
Series 2003B , GO , 0.00% , 08/01/34
( NPFGC-IBC, FGIC )
(a)
............ 2,000 1,414,192
Series A , GO , 0.00% , 08/01/36 ( AMBAC )
(a)
1,950 1,261,871
Series 2021A , GO , 3.00% , 08/01/40 ..... 5,160 4,329,140
Series 2016 , GO , 4.00% , 08/01/40 ...... 4,285 4,252,115
Foothill-Eastern Transportation Corridor Agency
Series 1995A , RB , 0.00% , 01/01/25
(a)
.... 880 861,963
Series 1995A , RB , 0.00% , 01/01/26
(a)
.... 1,165 1,103,709
Series 1995A , RB , 0.00% , 01/01/28
(a)
.... 440 390,675
Series 1995A , RB , 0.00% , 01/01/29
(a)
.... 500 430,095
Series 1995A , RB , 0.00% , 01/01/30 ( AGC-
ICC, AGM-CR )
(a)
................ 320 266,962
Series 2015A , RB , 0.00% , 01/15/33
(a)
.... 750 527,969
Series 2015A , RB , 0.00% , 01/15/34 ( AGM )
(a)
5,500 3,789,823
Series 2015A , RB , 0.00% , 01/15/35 ( AGM )
(a)
300 198,935
Series 2013A , RB , 0.00% , 01/15/36 ( AGM )
(a)
12,490 7,935,288
Series 2013A , RB , 0.00% , 01/15/37 ( AGM )
(a)
3,000 1,818,921
Series 2021A , RB , 4.00% , 01/15/46 ..... 19,000 17,958,471
Series 2013B-1 , RB , 3.95% , 01/15/53 .... 1,200 1,088,217
Fremont Unified School District, Series A, GO,
4.00%, 08/01/46 ................. 1,080 1,080,301
Fremont Union High School District
Series 2021A , GO , 3.00% , 08/01/40 ..... 4,000 3,332,614
Series 2015 , GO , 4.00% , 08/01/40 ...... 1,950 1,923,662
Series A , GO , 5.00% , 08/01/44 ........ 1,000 1,039,284
Series 2019A , GO , 4.00% , 08/01/46 ..... 10,405 10,383,975
Glendale Community College District, Series B,
GO, 4.00%, 08/01/50 .............. 8,085 7,949,723

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Glendale Unified School District, Series 2015B,
GO, 4.00%, 09/01/41 .............. USD 350 $ 353,333
Grossmont Union High School District, Series
2006, GO, 0.00%, 08/01/24 (NPFGC)
(a)
... 140 139,156
Grossmont-Cuyamaca Community College
District
Series 2008C , GO , 0.00% , 08/01/30 ( AGC )
(a)
2,000 1,610,768
Series 2018B , GO , 4.00% , 08/01/47 ..... 1,000 987,922
Hayward Area Recreation & Park District,
Series A, GO, 4.00%, 08/01/46 ........ 1,000 989,287
Hayward Unified School District
Series 2015 , GO , 5.00% , 08/01/38 ...... 6,000 6,011,155
Series 2019A , GO , 4.00% , 08/01/48 ( BAM ) 1,000 964,921
Hillsborough City School District
(a)
Series B , GO , 0.00% , 09/01/30 ........ 4,995 4,010,762
Series B , GO , 0.00% , 09/01/31 ........ 5,075 3,955,227
Imperial Irrigation District Electric System,
Series 2016B-1, RB, 5.00%, 11/01/46 .... 500 511,210
Irvine Facilities Financing Authority
Series 2023A , RB , 5.25% , 05/01/48 ..... 1,000 1,020,938
Series 2023A , RB , 4.25% , 05/01/53 ..... 1,000 1,000,087
Irvine Ranch Water District Water Service Corp.
Series 2009B , VRDN ( Bank of America NA
LOC ), 3.80% , 05/30/24
(b)
........... 2,250 2,250,000
Series 2016 , 5.25% , 02/01/46 ......... 1,000 1,027,971
Lodi Unified School District, Series 2020, GO,
3.00%, 08/01/43 ................. 5,465 4,399,943
Long Beach Community College District
Series 2019C , GO , 4.00% , 08/01/45 ..... 400 397,353
Series 2012B , GO , 0.00% , 08/01/49
(a)
.... 250 165,845
Series 2019C , GO , 4.00% , 08/01/49 ..... 300 294,395
Long Beach Unified School District
Series A , GO , 5.00% , 08/01/25 ........ 3,200 3,261,879
Series D-1 , GO , 0.00% , 08/01/33
(a)
...... 1,750 1,177,299
Series D-1 , GO , 0.00% , 08/01/39
(a)
...... 200 97,470
Series C , GO , 5.00% , 08/01/43 ........ 3,000 3,336,719
Series G , GO , 5.00% , 08/01/44 ........ 1,015 1,123,822
Series B , GO , 4.00% , 08/01/45 ........ 500 499,515
Series G , GO , 4.00% , 08/01/45 ........ 1,380 1,366,992
Series C , GO , 5.00% , 08/01/45 ........ 3,265 3,599,442
Series F , GO , 3.00% , 08/01/47 ......... 1,605 1,248,616
Series C , GO , 4.00% , 08/01/47 ........ 3,500 3,436,255
Series B , GO , 3.00% , 08/01/48 ........ 3,150 2,418,417
Series C , GO , 4.00% , 08/01/48 ........ 3,910 3,812,213
Series B , GO , 3.00% , 08/01/50 ........ 7,320 5,492,405
Series C , GO , 4.00% , 08/01/53 ........ 2,085 2,019,657
Los Angeles Community College District
Series 2015A , GO , 5.00% , 08/01/25 ..... 1,260 1,262,754
Series 2015C , GO , 5.00% , 08/01/25 ..... 345 351,592
Series A-1 , GO , 5.00% , 08/01/25 ....... 4,420 4,504,456
Series 2015C , GO , 5.00% , 06/01/26 ..... 2,395 2,475,556
Series 2015A , GO , 5.00% , 08/01/27 ..... 235 235,514
Series D , GO , 5.00% , 08/01/27 ........ 10,000 10,541,633
Series A-1 , GO , 5.00% , 08/01/27 ....... 1,800 1,897,494
Series 2015A , GO , 5.00% , 08/01/28 ..... 470 471,027
Series D , GO , 5.00% , 08/01/28 ........ 3,625 3,882,138
Series D , GO , 5.00% , 08/01/29 ........ 2,085 2,269,314
Series 2015A , GO , 5.00% , 08/01/30 ..... 8,495 8,513,567
Series 2015A , GO , 5.00% , 08/01/31 ..... 525 526,147
Series 2015A , GO , 4.00% , 08/01/32 ..... 1,100 1,100,663
Series 2015A , GO , 4.00% , 08/01/33 ..... 4,000 4,002,412
Series K , GO , 4.00% , 08/01/34 ........ 1,050 1,051,587
Series K , GO , 4.00% , 08/01/36 ........ 2,435 2,438,282
Series 2016 , GO , 4.00% , 08/01/37 ...... 1,915 1,916,495
Series K , GO , 4.00% , 08/01/37 ........ 4,325 4,328,377
Security
Par (000)
Par (000) Value
California (continued)
Series K , GO , 4.00% , 08/01/38 ........ USD 1,460 $ 1,459,894
Series 2024 , GO , 5.00% , 08/01/38
(c)
..... 3,500 4,018,925
Series K , GO , 3.00% , 08/01/39 ........ 855 748,366
Series J , GO , 4.00% , 08/01/41 ......... 3,445 3,448,987
Los Angeles County Facilities, Inc.
Series 2018A , RB , 5.00% , 12/01/43 ..... 1,000 1,050,886
Series 2018A , RB , 4.00% , 12/01/48 ..... 500 489,752
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A , RB , 5.00% , 06/01/24 ..... 1,025 1,025,000
Series 2020A , RB , 5.00% , 06/01/25 ..... 4,280 4,354,088
Series 2016A , RB , 5.00% , 06/01/26 ..... 450 465,400
Series 2020A , RB , 5.00% , 06/01/27 ..... 460 483,984
Series 2021A , RB , 5.00% , 06/01/28 ..... 1,040 1,114,263
Series 2020A , RB , 5.00% , 06/01/28 ..... 200 214,048
Series 2017A , RB , 5.00% , 07/01/28 ..... 270 283,837
Series 2021A , RB , 5.00% , 06/01/30 ..... 2,450 2,714,557
Series 2020A , RB , 5.00% , 06/01/30 ..... 1,500 1,660,240
Series 2023A , RB , 5.00% , 07/01/30 ..... 2,000 2,218,770
Series 2020A , RB , 5.00% , 06/01/31 ..... 5,680 6,277,428
Series 2020A , RB , 5.00% , 06/01/32 ..... 2,500 2,768,354
Series 2023A , RB , 5.00% , 07/01/32 ..... 2,000 2,283,705
Series 2021A , RB , 5.00% , 06/01/33 ..... 2,020 2,270,558
Series 2020A , RB , 5.00% , 06/01/33 ..... 3,020 3,337,007
Series 2023A , RB , 5.00% , 07/01/33 ..... 500 578,525
Series 2020A , RB , 5.00% , 06/01/34 ..... 1,000 1,043,093
Series 2023A , RB , 5.00% , 07/01/34 ..... 2,000 2,313,623
Series 2019B , RB , 5.00% , 07/01/34 ..... 3,065 3,259,499
Series 2019B , RB , 5.00% , 07/01/35 ..... 2,285 2,425,072
Series 2020A , RB , 4.00% , 06/01/37 ..... 1,250 1,296,154
Series 2017A , RB , 5.00% , 07/01/37 ..... 1,000 1,043,001
Series 2017A , RB , 5.00% , 07/01/38 ..... 1,390 1,449,243
Series 2017A , RB , 5.00% , 07/01/39 ..... 2,890 3,012,525
Series 2021A , RB , 5.00% , 07/01/39 ..... 1,500 1,663,430
Series 2017A , RB , 5.00% , 07/01/40 ..... 2,175 2,265,401
Series 2017A , RB , 5.00% , 07/01/42 ..... 2,400 2,496,787
Series 2021A , RB , 5.00% , 07/01/43 ..... 10,120 10,993,558
Series 2019A , RB , 5.00% , 07/01/44 ..... 2,770 2,911,756
Series 2021A , RB , 5.00% , 07/01/45 ..... 1,075 1,162,309
Los Angeles County Public Works Financing
Authority
Series 2015A , RB , 5.00% , 12/01/39 ..... 500 502,050
Series 2016D , RB , 4.00% , 12/01/40 ..... 2,260 2,257,441
Series 2019E-1 , RB , 5.00% , 12/01/44 .... 1,000 1,058,048
Series 2016D , RB , 5.00% , 12/01/45 ..... 535 543,231
Series 2021F , RB , 4.00% , 12/01/46 ..... 2,000 2,002,323
Los Angeles County Sanitation Districts
Financing Authority
Series 2015A , RB , 5.00% , 10/01/34 ..... 500 510,454
Series 2016A , RB , 4.00% , 10/01/42 ..... 5,010 4,916,659
Los Angeles Department of Water & Power
Series 2014C , RB , 5.00% , 07/01/25 ..... 3,930 3,934,475
Series 2022E , RB , 5.00% , 07/01/25 ..... 3,590 3,653,582
Series 2018B , RB , 5.00% , 07/01/25 ..... 1,495 1,518,030
Series 2014C , RB , 5.00% , 07/01/26 ..... 2,000 2,001,530
Series 2021C , RB , 5.00% , 07/01/26 ..... 815 842,461
Series 2020A , RB , 5.00% , 07/01/26 ..... 3,645 3,772,689
Series 2018B , RB , 5.00% , 07/01/26 ..... 2,270 2,346,485
Series 2022E , RB , 5.00% , 07/01/28 ..... 2,485 2,661,439
Series 2015A , RB , 5.00% , 07/01/28 ..... 1,325 1,334,483
Series 2018A , RB , 5.00% , 07/01/28 ..... 1,175 1,248,753
Series 2015A , RB , 5.00% , 07/01/30 ..... 1,000 1,007,641
Series 2019B , RB , 5.00% , 07/01/32 ..... 1,760 1,899,432
Series 2019D , RB , 5.00% , 07/01/32 ..... 1,000 1,087,216
Series 2015A , RB , 5.00% , 07/01/32 ..... 855 861,571

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2001B-3 , RB , VRDN ( Barclays Bank
plc SBPA ), 3.80% , 05/31/24
(b)
....... USD 7,740 $ 7,740,000
Series 2015A , RB , 5.00% , 07/01/34 ..... 625 629,789
Series 2002A-1 , RB , VRDN ( Bank of
America NA SBPA ), 3.82% , 05/31/24
(b)
. 6,400 6,400,000
Series 2014D , RB , 5.00% , 07/01/35 ..... 1,550 1,551,072
Series 2019D , RB , 5.00% , 07/01/37 ..... 3,865 4,165,550
Series 2014D , RB , 5.00% , 07/01/39 ..... 3,700 3,701,889
Series 2020B , RB , 5.00% , 07/01/39 ..... 2,350 2,564,685
Series 2020B , RB , 5.00% , 07/01/40 ..... 1,500 1,626,682
Series 2022C , RB , 5.00% , 07/01/40 ..... 2,000 2,205,484
Series 2016B , RB , 5.00% , 07/01/42 ..... 2,230 2,267,861
Series 2022C , RB , 5.00% , 07/01/42 ..... 6,185 6,768,296
Series 2017A , RB , 5.00% , 07/01/42 ..... 695 717,031
Series 2022C , RB , 5.00% , 07/01/43 ..... 1,400 1,526,687
Series 2024A , RB , 5.00% , 07/01/43 ..... 4,450 4,941,947
Series 2024A , RB , 5.00% , 07/01/44 ..... 3,615 4,002,006
Series 2014E , RB , 5.00% , 07/01/44 ..... 500 500,406
Series 2014D , RB , 5.00% , 07/01/44 ..... 500 500,122
Series 2019A , RB , 5.00% , 07/01/45 ..... 1,510 1,586,569
Series 2016A , RB , 5.00% , 07/01/46 ..... 1,000 1,016,385
Series 2022B , RB , 5.00% , 07/01/47 ..... 5,000 5,425,811
Series 2017C , RB , 5.00% , 07/01/47 ..... 1,000 1,033,725
Series 2017A , RB , 5.00% , 07/01/47 ..... 1,000 1,028,505
Series 2023F-1 , RB , VRDN
( JPMorgan Chase Bank NA SBPA ),
3.85% , 06/03/24
(b)
............... 2,200 2,200,000
Series 2019D , RB , 5.00% , 07/01/49 ..... 3,675 3,851,314
Series 2019C , RB , 5.00% , 07/01/49 ..... 2,455 2,572,783
Series 2021A , Sub-Series A-1 , RB ,
VRDN ( Royal Bank of Canada SBPA ),
3.80% , 05/31/24
(b)
............... 1,600 1,600,000
Series 2021C , RB , 5.00% , 07/01/51 ..... 2,575 2,755,288
Series 2022A , RB , 5.00% , 07/01/51 ..... 2,480 2,653,636
Series 2022C , RB , 5.00% , 07/01/52 ..... 2,100 2,253,420
Los Angeles Department of Water & Power
Water System
Series 2023A , RB , 5.00% , 07/01/25 ..... 2,000 2,037,553
Series 2020B , RB , 4.00% , 07/01/27 ..... 415 424,924
Series 2023A , RB , 5.00% , 07/01/34 ..... 1,100 1,269,659
Series 2016A , RB , 5.00% , 07/01/35 ..... 2,830 2,884,603
Series 2020C , RB , 5.00% , 07/01/36 ..... 2,500 2,760,098
Series 2016A , RB , 5.00% , 07/01/38 ..... 1,330 1,353,845
Series 2022B , RB , 5.00% , 07/01/38 ..... 2,500 2,792,372
Series 2022D , RB , 5.00% , 07/01/40 ..... 1,220 1,354,348
Series 2022C , RB , 5.00% , 07/01/40 ..... 4,130 4,584,799
Series 2017A , RB , 5.00% , 07/01/41 ..... 2,000 2,065,733
Series 2024B , RB , 5.00% , 07/01/41 ..... 3,200 3,592,667
Series 2022B , RB , 5.00% , 07/01/42 ..... 2,310 2,531,064
Series 2024B , RB , 5.00% , 07/01/42 ..... 2,000 2,244,164
Series 2018B , RB , 5.00% , 07/01/43 ..... 4,345 4,559,669
Series 2022C , RB , 5.00% , 07/01/43 ..... 2,650 2,907,341
Series 2017A , RB , 5.00% , 07/01/44 ..... 2,000 2,063,597
Series 2019A-2 , RB , VRDN ( Barclays Bank
plc SBPA ), 3.80% , 05/31/24
(b)
....... 5,950 5,950,000
Series 2016B , RB , 5.00% , 07/01/46 ..... 250 254,173
Series 2016A , RB , 5.00% , 07/01/46 ..... 5,000 5,083,459
Series 2021B , RB , 5.00% , 07/01/46 ..... 2,950 3,167,227
Series 2022D , RB , 5.00% , 07/01/47 ..... 6,330 6,878,265
Series 2018B , RB , 5.00% , 07/01/48 ..... 4,025 4,204,137
Series 2018A , RB , 5.00% , 07/01/48 ..... 1,000 1,039,407
Series 2023A , RB , 5.00% , 07/01/49 ..... 1,000 1,090,786
Series 2020A , RB , 5.00% , 07/01/50 ..... 6,460 6,869,156
Series 2021B , RB , 5.00% , 07/01/51 ..... 2,600 2,773,839
Series 2022B , RB , 5.00% , 07/01/52 ..... 5,760 6,188,636
Security
Par (000)
Par (000) Value
California (continued)
Series 2023A , RB , 5.25% , 07/01/53 ..... USD 1,000 $ 1,108,327
Los Angeles Unified School District
Series 2018B-1 , GO , 4.00% , 07/01/24 .... 740 740,096
Series 2017A , GO , 5.00% , 07/01/24 ..... 2,325 2,326,909
Series C , GO , 5.00% , 07/01/24 ........ 1,010 1,010,829
Series 2019A , GO , 5.00% , 07/01/25 ..... 2,455 2,496,651
Series 2021A , GO , 5.00% , 07/01/25 ..... 1,000 1,016,966
Series 2022QRR , GO , 5.00% , 07/01/25 ... 2,000 2,035,848
Series 2017A , GO , 5.00% , 07/01/25 ..... 2,050 2,084,780
Series 2022QRR , GO , 5.00% , 07/01/26 ... 750 775,357
Series 2019A , GO , 5.00% , 07/01/26 ..... 2,500 2,584,522
Series 2020RYQ , GO , 5.00% , 07/01/26 ... 1,500 1,550,713
Series 2017A , GO , 5.00% , 07/01/26 ..... 3,625 3,747,557
Series C , GO , 5.00% , 07/01/26 ........ 460 460,756
Series 2017A , GO , 5.00% , 07/01/27 ..... 3,570 3,754,956
Series 2019A , GO , 5.00% , 07/01/27 ..... 1,170 1,230,616
Series 2020C , GO , 5.00% , 07/01/27 ..... 1,070 1,125,435
Series 2021RYRR , GO , 5.00% , 07/01/27 .. 1,250 1,314,761
Series C , GO , 5.00% , 07/01/27 ........ 1,800 1,802,958
Series 2023A , COP , 5.00% , 10/01/27 .... 1,000 1,051,728
Series C , GO , 5.00% , 07/01/28 ........ 1,155 1,156,898
Series 2023QRR , GO , 5.00% , 07/01/28 ... 2,865 3,061,624
Series 2020RYQ , GO , 5.00% , 07/01/28 ... 1,145 1,223,581
Series 2019A , GO , 5.00% , 07/01/28 ..... 3,945 4,215,745
Series 2018B-1 , GO , 5.00% , 07/01/28 .... 1,455 1,541,927
Series 2020A , GO , 5.00% , 07/01/28 ..... 875 935,051
Series 2024A , GO , 5.00% , 07/01/29 ..... 3,180 3,456,606
Series 2022QRR , GO , 5.00% , 07/01/29 ... 1,000 1,086,983
Series 2019A , GO , 5.00% , 07/01/29 ..... 1,850 2,010,919
Series 2023QRR , GO , 5.00% , 07/01/29 ... 3,500 3,804,441
Series 2016A , GO , 5.00% , 07/01/29 ..... 1,000 1,016,372
Series 2021A , GO , 5.00% , 07/01/30 ..... 5 5,506
Series 2020C , GO , 5.00% , 07/01/30 ..... 1,225 1,348,989
Series C , GO , 5.00% , 07/01/30 ........ 750 751,233
Series 2018B-1 , GO , 5.00% , 07/01/30 .... 505 534,968
Series 2016B , GO , 5.00% , 07/01/30 ..... 1,000 1,030,601
Series 2023A , COP , 5.00% , 10/01/30 .... 2,000 2,197,478
Series 2020C , GO , 4.00% , 07/01/31 ..... 1,000 1,047,360
Series 2018B-1 , GO , 5.00% , 07/01/31 .... 500 529,704
Series 2019A , GO , 5.00% , 07/01/31 ..... 1,000 1,082,371
Series 2021A , GO , 4.00% , 07/01/32 ..... 440 460,937
Series 2019A , GO , 5.00% , 07/01/32 ..... 1,500 1,621,976
Series 2020A , GO , 5.00% , 07/01/33 ..... 6,020 6,624,342
Series 2018B-1 , GO , 5.00% , 07/01/33 .... 2,000 2,113,073
Series 2024A , GO , 5.00% , 07/01/34 ..... 2,890 3,342,464
Series 2022QRR , GO , 5.00% , 07/01/36 ... 1,000 1,134,382
Series 2020RYQ , GO , 4.00% , 07/01/37 ... 3,500 3,584,484
Series 2018B-1 , GO , 5.00% , 07/01/37 .... 1,000 1,049,969
Series 2020C , GO , 3.00% , 07/01/38 ..... 1,000 863,392
Series 2020C , GO , 4.00% , 07/01/39 ..... 2,620 2,650,285
Series 2022QRR , GO , 5.00% , 07/01/39 ... 1,405 1,570,466
Series 2020RYQ , GO , 4.00% , 07/01/40 ... 3,010 3,014,560
Series 2016A , GO , 5.00% , 07/01/40 ..... 4,000 4,058,551
Series 2018B-1 , GO , 5.25% , 07/01/42 .... 3,075 3,240,238
Series 2023QRR , GO , 5.00% , 07/01/43 ... 4,575 5,053,472
Series 2020RYQ , GO , 4.00% , 07/01/44 ... 3,000 2,936,708
Series 2022QRR , GO , 5.25% , 07/01/47 ... 750 826,080
Series 2023QRR , GO , 5.25% , 07/01/48 ... 10,000 11,103,480
Los Rios Community College District, Series E,
GO, 3.00%, 08/01/24 .............. 600 599,003
Manhattan Beach Unified School District, Series
2018A, GO, 4.00%, 09/01/46 ......... 5,000 4,981,956
Marin Community College District, Series B,
GO, 4.00%, 08/01/40 .............. 2,400 2,455,632

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Mendocino-Lake Community College District
(a)
Series B , GO , 0.00% , 08/01/51 ( AGM ) ... USD 250 $ 67,341
Series B , GO , 0.00% , 08/01/51 ( BAM ) .... 7,000 1,742,502
Menlo Park City School District, Series 2010,
GO, 0.00%, 07/01/44
(a)
............. 435 432,351
Mesa Water District, Series 2020, COP,
5.00%, 03/15/50 ................. 4,380 4,632,494
Metropolitan Water District of Southern
California
Series 2017B , RB , 5.00% , 08/01/24 ..... 1,080 1,081,775
Series 2019A , RB , 5.00% , 07/01/25 ..... 125 127,347
Series 2017A , RB , 2.50% , 07/01/26 ..... 230 222,650
Series 2019A , RB , 5.00% , 07/01/26 ..... 1,060 1,099,297
Series 2019A , RB , 5.00% , 07/01/27 ..... 790 833,540
Series 2011C , RB , 5.00% , 10/01/27 ..... 980 1,038,516
Series 2022A , RB , 5.00% , 10/01/27 ..... 175 185,449
Series 2022A , RB , 5.00% , 10/01/29 ..... 2,000 2,195,920
Series 2016A , RB , 5.00% , 07/01/30 ..... 1,000 1,027,676
Series 2022A , RB , 5.00% , 10/01/33 ..... 1,000 1,147,932
Series 2019A , RB , 5.00% , 07/01/34 ..... 2,020 2,188,641
Series 2016B-2 , RB , VRDN ( TD Bank NA
SBPA ), 3.80% , 05/30/24
(b)
.......... 3,640 3,640,000
Series 2019A , RB , 5.00% , 07/01/37 ..... 1,000 1,076,821
Series 2019A , RB , 5.00% , 07/01/38 ..... 1,015 1,088,821
Series 2021A , RB , 5.00% , 10/01/39 ..... 1,680 1,863,333
Series 2020C , RB , 5.00% , 07/01/40 ..... 3,490 3,816,771
Series 2015A , RB , 5.00% , 07/01/40 ..... 1,525 1,552,482
Series 2023A , RB , 5.00% , 04/01/48 ..... 6,500 7,110,406
Series 2020A , RB , 5.00% , 10/01/49 ..... 15,915 16,862,563
Miracosta Community College District, Series B,
GO, 4.00%, 08/01/45 .............. 3,000 3,031,485
Moreno Valley Unified School District, Series A,
GO, 5.00%, 08/01/44 (AGM) ......... 10,000 10,189,827
Mount Diablo Unified School District, Series
2010A, GO, 5.75%, 08/01/35 (AGM) ..... 400 409,853
Mount San Antonio Community College District
Series 2013A , GO , 5.87% , 08/01/28 ..... 1,000 1,096,200
Series 2013A , GO , 0.00% , 08/01/43
(a)
.... 2,235 2,136,023
Mount San Jacinto Community College District,
Series B, GO, 4.00%, 08/01/43 ........ 5,250 5,216,082
Mountain View-Whisman School District, Series
B, GO, 4.00%, 09/01/42 ............ 250 254,650
Municipal Improvement Corp. of Los Angeles
Series 2016B , RB , 5.00% , 11/01/29 ..... 1,340 1,387,691
Series 2016B , RB , 5.00% , 11/01/30 ..... 500 517,161
Series 2016B , RB , 5.00% , 11/01/32 ..... 1,055 1,090,123
Newport Mesa Unified School District
(a)
Series 2007 , GO , 0.00% , 08/01/31 ( NPFGC ) 5,135 3,992,050
Series 2011 , GO , 0.00% , 08/01/32 ...... 7,000 5,275,931
Series 2011 , GO , 0.00% , 08/01/34 ...... 3,715 2,590,393
Series 2011 , GO , 0.00% , 08/01/35 ...... 2,000 1,339,728
Series 2011 , GO , 0.00% , 08/01/36 ...... 2,625 1,682,520
Series 2011 , GO , 0.00% , 08/01/38 ...... 500 290,364
Series 2017 , GO , 0.00% , 08/01/44 ...... 1,000 399,701
Norman Y Mineta San Jose International Airport
SJC, Series 2017B, RB, 5.00%, 03/01/47 .. 2,000 2,048,256
North Orange County Community College
District
Series C , GO , 4.00% , 08/01/43 ........ 2,100 2,124,959
Series B , GO , 4.00% , 08/01/44 ........ 6,500 6,527,628
Series C , GO , 4.00% , 08/01/44 ........ 2,625 2,637,786
Ohlone Community College District, Series C,
GO, 4.00%, 08/01/45 .............. 1,250 1,237,921
Security
Par (000)
Par (000) Value
California (continued)
Orange County Local Transportation Authority
Sales Tax
Series 2019 , RB , 5.00% , 02/15/25 ...... USD 1,110 $ 1,122,547
Series 2019 , RB , 5.00% , 02/15/30 ...... 500 542,864
Series 2019 , RB , 4.00% , 02/15/38 ...... 3,365 3,407,951
Series 2019 , RB , 5.00% , 02/15/41 ...... 1,500 1,592,062
Orange County Sanitation District
Series 2021A , RB , 5.00% , 02/01/26 ..... 2,005 2,063,870
Series 2022A , COP , 5.00% , 02/01/33 .... 1,000 1,118,695
Orange County Water District
Series 2019C , RB , 5.00% , 08/15/25 ..... 175 178,563
Series 2017A , RB , 4.00% , 08/15/41 ..... 1,255 1,257,202
Palomar Community College District
Series C , GO , 4.00% , 08/01/40 ........ 250 251,781
Series 2017 , GO , 4.00% , 08/01/45 ...... 1,615 1,604,312
Series D , GO , 4.00% , 08/01/46 ........ 1,070 1,052,655
Peninsula Corridor Joint Powers Board
Measure RR Sales Tax, Series 2022A, RB,
5.00%, 06/01/47 .................
2,025 2,175,992
Placentia-Yorba Linda Unified School District
(a)
Series D , GO , 0.00% , 08/01/40 ........ 500 256,578
Series D , GO , 0.00% , 08/01/42 ........ 200 92,257
Series D , GO , 0.00% , 08/01/46 ........ 1,300 470,758
Port of Los Angeles
Series 2019B , RB , 5.00% , 08/01/26 ..... 2,030 2,107,358
Series 2016C , RB , 4.00% , 08/01/39 ..... 1,000 992,758
Series 2014B , RB , 5.00% , 08/01/44 ..... 1,100 1,100,772
Poway Unified School District
(a)
Series A , GO , 0.00% , 08/01/27 ........ 2,500 2,234,074
Series A , GO , 0.00% , 08/01/31 ........ 790 611,336
Series A , GO , 0.00% , 08/01/32 ........ 450 334,573
Series B , GO , 0.00% , 08/01/33 ........ 1,650 1,177,512
Series B , GO , 0.00% , 08/01/34 ........ 7,165 4,912,330
Series B , GO , 0.00% , 08/01/35 ........ 500 328,929
Series B , GO , 0.00% , 08/01/36 ........ 1,000 628,110
Series B , GO , 0.00% , 08/01/38 ........ 755 427,993
Series B , GO , 0.00% , 08/01/46 ........ 4,445 1,554,789
Regents of the University of California Medical
Center Pooled, Series 2020O-2, RB, VRDN,
3.90%, 06/03/24
(b)
................ 9,300 9,300,000
Rio Hondo Community College District
Series 2010C , GO , 0.00% , 08/01/42
(a)
.... 4,170 5,202,706
Riverside Community College District, Series
2019, GO, 3.00%, 08/01/38 .......... 2,040 1,761,178
Riverside County Public Financing Authority,
Series 2015, RB, 5.25%, 11/01/45 ...... 500 513,614
Riverside County Transportation Commission
Series 2021B-1 , RB , 4.00% , 06/01/37 .... 2,384 2,399,587
Series 2021B-1 , RB , 4.00% , 06/01/38 .... 2,965 2,969,015
Series 2021B-1 , RB , 4.00% , 06/01/40 .... 1,100 1,081,480
Series B , RB , 0.00% , 06/01/41
(a)
....... 2,500 1,160,173
Series 2021B-1 , RB , 4.00% , 06/01/46 .... 6,020 5,703,051
Series 2021B-1 , RB , 3.00% , 06/01/49 .... 2,000 1,506,586
Riverside County Transportation Commission
Sales Tax
Series 2017B , RB , 5.00% , 06/01/24 ..... 685 685,000
Series 2017B , RB , 5.00% , 06/01/25 ..... 420 426,775
Series 2017B , RB , 5.00% , 06/01/29 ..... 1,500 1,585,708
Series 2017B , RB , 5.00% , 06/01/30 ..... 2,500 2,639,270
Series 2017B , RB , 5.00% , 06/01/32 ..... 310 325,812
Series 2017B , RB , 5.00% , 06/01/37 ..... 1,020 1,073,152
Series 2017B , RB , 5.00% , 06/01/38 ..... 1,520 1,595,357
Series 2017A , RB , 5.00% , 06/01/39 ..... 410 426,898
Series 2017B , RB , 5.00% , 06/01/39 ..... 1,000 1,047,685

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Riverside Unified School District, Series B, GO,
4.00%, 08/01/42 ................. USD 1,000 $ 991,560
Sacramento Area Flood Control Agency, Series
2016A, 5.00%, 10/01/47 ............ 1,000 1,022,004
Sacramento City Financing Authority, Series E,
RB, 5.25%, 12/01/30 (AMBAC) ........ 650 717,531
Sacramento County Sanitation Districts
Financing Authority
Series 2020A , RB , 5.00% , 12/01/27 ..... 750 799,692
Series 2021 , RB , 5.00% , 12/01/31 ...... 1,250 1,419,639
Series 2021 , RB , 5.00% , 12/01/33 ...... 1,270 1,439,268
Series 2020A , RB , 5.00% , 12/01/41 ..... 2,520 2,753,204
Series 2014A , RB , 5.00% , 12/01/44 ..... 1,000 1,000,057
Series 2020A , RB , 5.00% , 12/01/50 ..... 4,105 4,404,315
Sacramento Municipal Utility District
Series 1997K , RB , 5.25% , 07/01/24
( AMBAC ) ..................... 70 70,080
Series 2017E , RB , 5.00% , 08/15/24 ..... 505 506,325
Series 2017E , RB , 5.00% , 08/15/25 ..... 805 821,485
Series 2022J , RB , 5.00% , 08/15/25 ..... 750 765,359
Series 2022J , RB , 5.00% , 08/15/26 ..... 265 274,867
Series 2021I , RB , 5.00% , 08/15/27 ...... 1,000 1,055,785
Series 2019G , RB , 5.00% , 08/15/30 ..... 1,000 1,092,043
Series 2023C , RB , VRDN ( TD Bank NA
SBPA ), 3.85% , 05/31/24
(b)
.......... 5,100 5,100,000
Series 2023K , RB , 5.00% , 08/15/44 ..... 1,785 1,974,110
Series 2019B , RB , VRDN 5.00% , 10/15/25
(b)
1,635 1,652,962
Series 2024M , RB , 5.00% , 11/15/49 ..... 2,500 2,751,513
Series 2020H , RB , 5.00% , 08/15/50 ..... 3,340 3,548,862
Series 2023K , RB , 5.00% , 08/15/53 ..... 2,000 2,175,720
Sacramento Transportation Authority Sales Tax
Series 2023 , RB , 5.00% , 10/01/28 ...... 1,500 1,617,946
Series 2023 , RB , 5.00% , 10/01/29 ...... 2,000 2,195,920
Series 2023 , RB , 5.00% , 10/01/32 ...... 1,750 2,006,312
Series 2023 , RB , 5.00% , 10/01/33 ...... 8,265 9,600,656
Series 2023 , RB , 5.00% , 10/01/38 ...... 2,000 2,277,374
San Bernardino Community College District,
Series 2019A, GO, 4.00%, 08/01/44 ..... 500 512,062
San Diego Association of Governments, Series
2019A, RB, 5.00%, 11/15/26 ......... 2,350 2,404,465
San Diego Association of Governments
South Bay Expressway, Series 2017A, RB,
5.00%, 07/01/42 ................. 3,000 3,092,313
San Diego Community College District
Series 2016 , GO , 5.00% , 08/01/24 ...... 500 500,955
Series 2016 , GO , 5.00% , 08/01/27 ...... 555 576,558
Series 2016 , GO , 5.00% , 08/01/28 ...... 1,450 1,506,011
Series 2016 , GO , 5.00% , 08/01/30 ...... 650 675,031
Series 2016 , GO , 5.00% , 08/01/31 ...... 2,035 2,113,366
Series 2016 , GO , 4.00% , 08/01/32 ...... 500 508,890
Series 2016 , GO , 4.00% , 08/01/41 ...... 3,500 3,562,232
Series 2016 , GO , 5.00% , 08/01/41 ...... 6,250 6,490,681
San Diego County Regional Airport Authority
Series 2019A , RB , 5.00% , 07/01/35 ..... 1,500 1,630,675
Series 2019A , RB , 5.00% , 07/01/39 ..... 2,000 2,144,184
Series A , RB , 5.00% , 07/01/42 ......... 1,000 1,033,898
Series 2019A , RB , 5.00% , 07/01/44 ..... 400 421,077
Series 2021A , RB , 4.00% , 07/01/46 ..... 2,000 1,931,695
Series 2019A , RB , 5.00% , 07/01/49 ..... 400 417,083
Series 2021A , RB , 5.00% , 07/01/51 ..... 2,000 2,109,265
Series 2021A , RB , 5.00% , 07/01/56 ..... 2,000 2,097,641
San Diego County Regional Transportation
Commission
Series 2023A , RB , 5.00% , 04/01/28 ..... 1,300 1,389,733
Series 2023A , RB , 5.00% , 04/01/30 ..... 1,375 1,520,829
Security
Par (000)
Par (000) Value
California (continued)
Series 2023A , RB , 5.00% , 04/01/35 ..... USD 1,500 $ 1,731,858
Series 2016A , RB , 5.00% , 04/01/41 ..... 2,000 2,047,846
Series 2016A , RB , 5.00% , 04/01/48 ..... 2,115 2,158,740
Series 2021B , RB , 5.00% , 04/01/48 ..... 4,380 4,691,945
San Diego County Water Authority
Series 2021S-1 , RB , 5.00% , 05/01/28 .... 4,730 5,044,352
Series 2021B , RB , 4.00% , 05/01/38 ..... 2,500 2,586,738
Series 2022A , RB , 5.00% , 05/01/47 ..... 2,000 2,187,811
Series 2022A , RB , 5.00% , 05/01/52 ..... 1,570 1,702,544
San Diego Public Facilities Financing Authority
Series 2016B , RB , 5.00% , 08/01/24 ..... 1,000 1,001,795
Series 2015 , RB , 5.00% , 05/15/25 ...... 1,000 1,015,382
Series 2016B , RB , 5.00% , 08/01/25 ..... 310 315,923
Series 2016B , RB , 5.00% , 08/01/27 ..... 1,535 1,590,715
Series 2016A , RB , 5.00% , 05/15/29 ..... 500 515,186
Series 2018A , RB , 5.00% , 08/01/43 ..... 500 524,008
Series A , RB , 5.00% , 10/15/44 ......... 1,000 1,011,280
Series 2023A , RB , 5.25% , 08/01/48 ..... 9,080 10,186,856
Series 2023A , RB , 4.00% , 08/01/52 ..... 1,730 1,678,496
San Diego Unified School District
Series 2024A , RB , 5.00% , 06/28/24 ..... 1,500 1,501,068
Series 2022F-2 , GO , 5.00% , 07/01/24 .... 2,665 2,667,357
Series 2015R-4 , GO , 5.00% , 07/01/24 ... 325 325,287
Series 2015R-4 , GO , 5.00% , 07/01/27 ... 350 355,836
Series 2015R-4 , GO , 5.00% , 07/01/28 ... 180 183,091
Series 2022O-2 , GO , 5.00% , 07/01/29 ... 4,000 4,367,564
Series 2016R-5 , GO , 5.00% , 07/01/29 ... 960 991,182
Series 2010C , GO , 0.00% , 07/01/30
(a)
.... 1,840 1,490,830
Series R-1 , GO , 0.00% , 07/01/31
(a)
...... 1,820 1,415,500
Series SR-1 , GO , 4.00% , 07/01/31 ...... 500 503,747
Series 2012E , GO , 0.00% , 07/01/32
(a)
.... 3,440 2,572,392
Series SR-1 , GO , 4.00% , 07/01/32 ...... 220 221,120
Series 2009-1 , GO , 6.00% , 07/01/33 ..... 3,000 3,004,893
Series 2010C , GO , 0.00% , 07/01/35
(a)
.... 300 200,154
Series 2010C , GO , 0.00% , 07/01/36
(a)
.... 3,240 2,067,370
Series 2020D-2 , GO , 3.00% , 07/01/37 ... 2,400 2,087,491
Series 2010C , GO , 0.00% , 07/01/38
(a)
.... 1,930 1,114,731
Series 2010C , GO , 0.00% , 07/01/39
(a)
.... 1,100 602,855
Series 2020D-2 , GO , 3.00% , 07/01/39 ... 1,030 871,054
Series R-2 , GO , 0.00% , 07/01/40
(a)
...... 800 759,961
Series R-2 , GO , 0.00% , 07/01/41
(a)
...... 450 423,799
Series 2024ZR-5A , GO , 5.00% , 07/01/41 .. 1,000 1,129,041
Series 2010C , GO , 0.00% , 07/01/42
(a)
.... 215 100,129
Series 2012E , GO , 0.00% , 07/01/42
(a)
.... 1,340 1,017,052
Series 2019L , GO , 4.00% , 07/01/44 ..... 2,015 2,024,540
Series 2010C , GO , 0.00% , 07/01/45
(a)
.... 2,780 1,107,609
Series 2024ZR-5A , GO , 5.00% , 07/01/45
(d)
1,200 1,323,565
Series 2010C , GO , 0.00% , 07/01/46
(a)
.... 500 188,843
Series 2021N-2 , GO , 3.00% , 07/01/46 ... 3,000 2,385,675
Series 2024ZR-5A , GO , 5.00% , 07/01/46
(d)
1,500 1,649,913
Series 2010C , GO , 0.00% , 07/01/47
(a)
.... 1,880 1,103,061
Series 2012E , GO , 0.00% , 07/01/47
(a)
.... 3,025 2,281,511
Series 2017I , GO , 4.00% , 07/01/47 ...... 4,000 3,906,195
Series 2024ZR-5A , GO , 5.00% , 07/01/47
(d)
1,660 1,818,607
Series 2010C , GO , 0.00% , 07/01/48
(a)
.... 1,100 992,264
Series 2023A-3 , GO , 5.00% , 07/01/48 .... 13,000 14,104,289
Series 2012E , GO , 0.00% , 07/01/49
(a)
.... 4,000 1,280,166
Series 2019L , GO , 4.00% , 07/01/49 ..... 1,000 987,722
Series 2020M-2 , GO , 3.00% , 07/01/50 ... 4,200 3,212,588
Series 2020D-2 , GO , 4.00% , 07/01/50 ... 5,085 4,945,732
Series 2021E-2 , GO , 4.00% , 07/01/51 .... 2,300 2,229,832
Series 2023G-3 , GO , 4.00% , 07/01/53 ... 12,285 11,861,772
San Dieguito Union High School District, Series
B-2, GO, 4.00%, 02/01/40 ........... 200 196,925

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
San Francisco Bay Area Rapid Transit District
Series 2015D , GO , 4.00% , 08/01/33 ..... USD 2,250 $ 2,215,416
Series 2020C-1 , GO , 4.00% , 08/01/35 ... 1,000 1,025,099
Series 2020C-1 , GO , 3.00% , 08/01/36 ... 4,025 3,518,040
Series 2020C-1 , GO , 3.00% , 08/01/38 ... 1,625 1,385,474
Series A-1 , GO , 4.00% , 08/01/42 ....... 1,000 980,012
Series A-1 , GO , 5.00% , 08/01/47 ....... 1,015 1,047,113
Series 2019B-1 , GO , 3.00% , 08/01/49 .... 3,700 2,849,628
Series 2020C-1 , GO , 3.00% , 08/01/50 ... 2,600 1,984,303
San Francisco Bay Area Rapid Transit District
Sales Tax
Series 2019A , RB , 4.00% , 07/01/37 ..... 1,000 1,014,316
Series 2019A , RB , 4.00% , 07/01/38 ..... 2,000 2,010,995
Series 2019A , RB , 3.00% , 07/01/44 ..... 1,200 954,336
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2016D , RB , 5.00% , 05/01/25 ..... 250 253,319
Series 2016A , RB , 5.00% , 05/01/26 ..... 1,000 1,030,968
Series 2019D , RB , 5.00% , 05/01/31 ..... 1,230 1,337,437
Series 2021-2B , RB , 5.00% , 05/01/32 .... 350 391,739
Series 2021-2B , RB , 5.00% , 05/01/34 .... 2,200 2,461,805
Series 2020-2B , RB , 4.00% , 05/01/37 .... 4,000 4,113,990
Series 2024B , RB , 5.00% , 05/01/44
(c)
.... 1,500 1,655,626
Series B , RB , 5.00% , 05/01/44 ......... 4,625 4,637,465
Series 2016C , RB , 5.00% , 05/01/46 ..... 1,850 1,879,914
Series 2017B , RB , 5.00% , 05/01/47 ..... 1,500 1,542,875
Series 2018E , RB , 5.00% , 05/01/48 ..... 2,000 2,072,916
Series 2019B , RB , 5.00% , 05/01/49 ..... 3,000 3,131,095
Series 2024B , RB , 5.00% , 05/01/49
(c)
.... 4,180 4,529,695
Series 2019-2F , RB , 5.00% , 05/01/50 .... 745 776,733
Series 2022-2B , RB , 5.00% , 05/01/52 .... 1,500 1,600,784
San Francisco City & County Public Utilities
Commission Power, Series 2021A, RB,
4.00%, 11/01/51 ................. 2,090 2,029,347
San Francisco City & County Public Utilities
Commission Wastewater
Series 2022B , RB , 5.00% , 10/01/25 ..... 2,280 2,331,549
Series 2016A , RB , 5.00% , 10/01/27 ..... 530 539,880
Series 2023A , RB , 5.00% , 10/01/28 ..... 3,195 3,439,507
Series 2023A , RB , 5.00% , 10/01/30 ..... 5,000 5,546,877
Series 2018A , RB , 5.00% , 10/01/31 ..... 1,400 1,496,478
Series 2013B , RB , 4.00% , 10/01/42 ..... 2,175 2,095,889
Series 2018A , RB , 4.00% , 10/01/43 ..... 1,000 983,597
Series 2018B , RB , 5.00% , 10/01/43 ..... 1,000 1,049,111
Series 2021A , RB , 5.00% , 10/01/45 ..... 3,485 3,772,714
Series 2021A , RB , 4.00% , 10/01/47 ..... 2,000 1,961,774
San Francisco Community College District,
Series B, GO, 5.25%, 06/15/49 (BAM)
(c)
... 2,500 2,734,625
San Francisco County Transportation Authority
Sales Tax
Series 2017 , RB , 4.00% , 02/01/25 ...... 2,270 2,279,460
Series 2017 , RB , 4.00% , 02/01/26 ...... 1,480 1,497,785
San Francisco Municipal Transportation Agency
Series 2017 , RB , 4.00% , 03/01/46 ...... 740 726,168
Series 2021C , RB , 4.00% , 03/01/51 ..... 2,400 2,306,381
San Joaquin County Transportation Authority
Measure K Sales Tax, Series 2017, RB,
4.00%, 03/01/41 ................. 500 493,934
San Joaquin Hills Transportation Corridor
Agency
Series 1993 , RB , 0.00% , 01/01/26
(a)
..... 280 265,269
Series 1997A , RB , 0.00% , 01/15/26
( NPFGC )
(a)
.................... 400 375,537
RB , 0.00% , 01/01/28
(a)
.............. 750 665,923
Series 2021A , RB , 5.00% , 01/15/31 ..... 1,500 1,632,147
Security
Par (000)
Par (000) Value
California (continued)
Series 2021A , RB , 5.00% , 01/15/33 ..... USD 8,830 $ 9,705,000
Series 2021A , RB , 4.00% , 01/15/34 ..... 3,107 3,187,370
Series 2014A , RB , 5.00% , 01/15/34 ..... 750 757,153
Series 2014A , RB , 5.00% , 01/15/44 ..... 8,000 8,076,301
Series 2014A , RB , 5.00% , 01/15/50 ..... 8,755 8,838,502
San Jose Evergreen Community College
District
Series B , GO , 3.00% , 09/01/40 ........ 1,250 1,051,251
Series C , GO , 4.00% , 09/01/40 ........ 2,500 2,501,689
San Jose Financing Authority, Series 2022B,
RB, 5.00%, 11/01/52 .............. 7,300 7,939,007
San Jose Unified School District
(a)
Series C , GO , 0.00% , 08/01/29 ( NPFGC ) . 1,060 884,025
Series C , GO , 0.00% , 08/01/30 ( NPFGC ) . 3,150 2,535,424
Series C , GO , 0.00% , 06/01/31 ( NPFGC ) . 400 312,320
San Juan Unified School District
Series 2019N , GO , 4.00% , 08/01/29 ..... 5,000 5,055,679
Series 2022 , GO , 4.00% , 08/01/46 ...... 1,095 1,083,537
San Marcos Unified School District
(a)
Series A , GO , 0.00% , 08/01/28 ........ 655 565,524
Series B , GO , 0.00% , 08/01/38 ........ 565 321,794
Series B , GO , 0.00% , 08/01/47 ........ 500 176,944
Series B , GO , 0.00% , 08/01/51 ........ 1,500 442,560
San Mateo County Community College District
Series 2006B , GO , 0.00% , 09/01/26
( NPFGC )
(a)
.................... 550 507,886
Series 2006B , GO , 0.00% , 09/01/30
( NPFGC )
(a)
.................... 4,500 3,600,024
Series A , GO , 0.00% , 09/01/30 ( NPFGC )
(a)
2,000 1,600,011
Series 2006B , GO , 0.00% , 09/01/32
( NPFGC )
(a)
.................... 5,020 3,713,776
Series 2006B , GO , 0.00% , 09/01/35
( NPFGC )
(a)
.................... 3,380 2,233,670
Series 2015A , GO , 5.00% , 09/01/45 ..... 775 790,801
Series 2018B , GO , 5.00% , 09/01/45 ..... 4,475 4,718,661
San Mateo County Transit District Sales Tax,
Series 2020B, RB, VRDN (Bank of America
NA LOC), 3.80%, 05/31/24
(b)
......... 5,930 5,930,000
San Mateo Foster City Public Financing
Authority
Series 2021B , RB , 5.00% , 08/01/25 ..... 6,415 6,533,098
Series 2019 , RB , 4.00% , 08/01/44 ...... 430 429,547
San Mateo Foster City School District, Series A,
GO, 0.00%, 08/01/42
(a)
............. 2,235 2,347,449
San Mateo Union High School District
(a)
Series 2011A , GO , 0.00% , 09/01/33 ..... 500 464,491
Series 2011A , GO , 0.00% , 09/01/41 ..... 1,915 1,937,426
Series 2011A , GO , 0.00% , 07/01/51 ..... 1,755 1,310,399
Santa Barbara Secondary High School District,
Series 2011A, GO, 0.00%, 08/01/40
(a)
.... 555 280,535
Santa Barbara Unified School District
Series A , GO , 4.00% , 08/01/41 ........ 2,000 2,002,414
Series B , GO , 4.00% , 08/01/44 ........ 2,945 2,933,824
Santa Clara Unified School District
Series 2019 , GO , 3.00% , 07/01/36 ...... 3,370 3,007,368
Series 2019 , GO , 4.00% , 07/01/48 ...... 5,500 5,356,491
Santa Clara Valley Transportation Authority
Series 2023A , RB , 5.00% , 04/01/27 ..... 1,005 1,055,278
Series 2023A , RB , 5.00% , 04/01/28 ..... 1,000 1,068,653
Series 2015A , RB , 5.00% , 04/01/34 ..... 500 506,953
Series 2023A , RB , 5.00% , 04/01/36 ..... 1,000 1,153,616
Santa Clara Valley Water District
Series A , RB , 5.00% , 06/01/41 ......... 2,825 2,876,617
Series A , RB , 5.00% , 06/01/46 ......... 1,410 1,433,597

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Santa Clara Valley Water District Safe Clean
Water
Series 2022B , COP , 5.00% , 12/01/26 .... USD 1,825 $ 1,899,922
Series 2022A , RB , 5.00% , 08/01/47 ..... 1,000 1,081,107
Santa Clarita Community College District,
Series 2019, GO, 3.00%, 08/01/49 ...... 1,660 1,266,818
Santa Monica Community College District
Series 2018A , GO , 4.00% , 08/01/39 ..... 565 568,154
Series 2018A , GO , 5.00% , 08/01/43 ..... 4,590 4,850,265
Series 2014B , GO , 4.00% , 08/01/44 ..... 1,000 1,000,360
Series 2022B , GO , 5.00% , 08/01/45 ..... 1,020 1,116,388
Series 2018A , GO , 4.00% , 08/01/47 ..... 4,485 4,464,122
Santa Monica-Malibu Unified School District
Series B , GO , 4.00% , 08/01/41 ........ 2,000 2,027,167
Series A , GO , 3.00% , 08/01/49 ........ 1,500 1,142,624
Series B , GO , 4.00% , 08/01/50 ........ 1,000 1,000,204
Sonoma County Junior College District, Series
B, GO, 3.00%, 08/01/41 ............ 1,500 1,231,296
South San Francisco Unified School District,
Series 2016C, GO, 4.00%, 09/01/37 ..... 1,000 985,594
Southern California Public Power Authority
Series 2015C , RB , 5.00% , 07/01/26 ..... 1,070 1,079,600
Series 2023-1 , RB , 5.00% , 07/01/28 ..... 2,610 2,795,314
Series 2023-1 , RB , 5.00% , 07/01/29 ..... 4,000 4,344,019
Series 2023-1 , RB , 5.00% , 07/01/30 ..... 3,000 3,305,390
Series 2024A , RB , 5.00% , 07/01/34
(c)
.... 2,500 2,891,315
Series 2024A , RB , 5.00% , 07/01/35
(c)
.... 2,500 2,922,534
Series 2020-3 , RB , VRDN ( Bank of America
NA SBPA ), 4.07% , 05/30/24
(b)
....... 11,675 11,675,000
Series 2014A , RB , 5.00% , 07/01/36 ..... 4,800 4,812,937
Series 2024-1 , RB , 5.00% , 07/01/46 ..... 5,000 5,526,181
Series 2024-1 , RB , 5.00% , 07/01/49 ..... 3,485 3,820,905
Series 2024-1 , RB , 5.00% , 07/01/53 ..... 6,000 6,552,901
Southern California Water Replenishment
District
Series 2015 , RB , 5.00% , 08/01/41 ...... 1,000 1,014,715
Series 2015 , RB , 4.00% , 08/01/45 ...... 1,000 972,337
Southwestern Community College District
Series C , GO , 0.00% , 08/01/41
(a)
....... 650 315,446
Series D , GO , 5.00% , 08/01/44 ........ 500 509,205
Series C , GO , 0.00% , 08/01/46
(a)
....... 1,000 355,047
Series A , GO , 4.00% , 08/01/47 ........ 2,000 1,975,843
State of California
GO , 5.00% , 08/01/24 ............... 1,565 1,567,320
GO , 5.00% , 09/01/24 ............... 2,990 2,997,128
Series B , GO , 5.00% , 09/01/24 ........ 1,000 1,002,384
Series 2017 , GO , 5.00% , 11/01/24 ...... 1,910 1,920,082
GO , 5.00% , 12/01/24 ............... 185 185,150
GO , 5.00% , 02/01/25 ............... 5 5,005
GO , 4.00% , 03/01/25 ............... 475 476,698
GO , 5.00% , 03/01/25 ............... 250 252,713
GO , 5.00% , 04/01/25 ............... 700 708,694
GO , 5.00% , 05/01/25 ............... 320 320,260
GO , 5.00% , 08/01/25 ............... 5,170 5,263,336
Series B , GO , 5.00% , 09/01/25 ........ 1,015 1,034,684
GO , 5.00% , 09/01/25 ............... 1,005 1,024,490
GO , 5.00% , 10/01/25 ............... 17,690 18,038,686
Series 2017 , GO , 4.00% , 11/01/25 ...... 240 242,031
GO , 5.00% , 12/01/25 ............... 5,180 5,286,043
GO , 5.00% , 03/01/26 ............... 1,290 1,303,127
GO , 5.00% , 04/01/26 ............... 7,675 7,897,527
Series 2016 , GO , 5.00% , 08/01/26 ...... 2,280 2,356,251
GO , 5.00% , 08/01/26 ............... 9,720 10,015,288
Series C , GO , 5.00% , 09/01/26 ........ 3,500 3,562,900
GO , 5.00% , 09/01/26 ............... 10,225 10,581,247
Security
Par (000)
Par (000) Value
California (continued)
GO , 5.00% , 10/01/26 ............... USD 13,325 $ 13,782,532
GO , 5.00% , 10/01/26 ............... 15 15,443
Series 2017 , GO , 5.00% , 11/01/26 ...... 2,500 2,594,237
Series 2003 , GO , 5.00% , 02/01/27 ( AMBAC ) 200 208,398
GO , 4.00% , 03/01/27 ............... 5,000 5,087,122
GO , 5.00% , 03/01/27 ............... 1,400 1,414,058
GO , 5.00% , 04/01/27 ............... 680 710,533
GO , 5.00% , 08/01/27 ............... 1,120 1,145,285
Series C , GO , 5.00% , 08/01/27 ........ 3,350 3,519,524
Series 2016 , GO , 5.00% , 08/01/27 ...... 760 783,432
GO , 5.00% , 09/01/27 ............... 5,035 5,223,482
GO , 4.00% , 10/01/27 ............... 1,740 1,778,458
GO , 5.00% , 10/01/27 ............... 6,175 6,504,559
GO , 5.00% , 11/01/27 ............... 9,600 10,125,824
Series 2017 , GO , 5.00% , 11/01/27 ...... 1,325 1,397,575
GO , 5.00% , 12/01/27 ............... 2,595 2,740,814
GO , 5.00% , 08/01/28 ............... 7,035 7,366,322
GO , 4.00% , 09/01/28 ............... 1,450 1,454,536
GO , 5.00% , 09/01/28 ............... 6,395 6,786,898
GO , 5.00% , 10/01/28 ............... 15,070 16,130,930
GO , 5.00% , 11/01/28 ............... 3,135 3,360,386
GO , 5.00% , 12/01/28 ............... 4,040 4,336,545
GO , 5.00% , 04/01/29 ............... 4,375 4,722,076
Series 2016 , GO , 5.00% , 08/01/29 ...... 1,920 1,979,320
GO , 5.00% , 08/01/29 ............... 1,000 1,046,278
GO , 5.00% , 09/01/29 ............... 3,245 3,349,126
GO , 5.00% , 10/01/29 ............... 11,115 12,044,928
GO , 5.00% , 11/01/29 ............... 1,500 1,633,904
GO , 5.00% , 12/01/29 ............... 2,405 2,623,084
GO , 5.00% , 03/01/30 ............... 170 186,113
GO , 5.00% , 04/01/30 ............... 3,175 3,460,266
GO , 5.00% , 08/01/30 ............... 1,545 1,630,429
Series C , GO , 5.00% , 08/01/30 ........ 100 104,614
GO , 5.00% , 10/01/30 ............... 2,000 2,208,301
GO , 5.00% , 11/01/30 ............... 9,275 10,253,177
Series 2017 , GO , 5.00% , 11/01/30 ...... 4,680 4,912,578
GO , 5.00% , 03/01/31 ............... 4,000 4,120,163
GO , 5.00% , 04/01/31 ............... 6,415 7,132,896
GO , 5.25% , 08/01/31 ............... 1,680 1,706,250
GO , 5.00% , 09/01/31 ............... 2,175 2,242,992
GO , 5.00% , 10/01/31 ............... 2,825 2,834,874
Series 2017 , GO , 5.00% , 11/01/31 ...... 3,000 3,149,644
GO , 5.00% , 11/01/31 ............... 10,500 11,479,012
GO , 5.00% , 03/01/32 ............... 3,900 4,272,446
GO , 5.00% , 04/01/32 ............... 10,405 11,659,013
GO , 5.00% , 05/01/32 ............... 2,000 2,001,625
GO , 5.00% , 08/01/32 ............... 300 302,198
Series 2007 , GO , 5.25% , 08/01/32 ( AGM ) . 1,825 2,062,578
GO , 5.00% , 09/01/32 ............... 11,325 12,519,110
GO , 3.00% , 10/01/32 ............... 820 764,117
GO , 5.00% , 10/01/32 ............... 3,745 4,039,886
GO , 5.00% , 11/01/32 ............... 16,045 18,129,317
GO , 5.00% , 12/01/32 ............... 775 796,616
GO , 5.00% , 03/01/33 ............... 4,690 5,137,543
GO , 5.00% , 04/01/33 ............... 3,800 4,109,645
GO , 5.00% , 08/01/33 ............... 3,480 3,488,634
GO , 4.00% , 09/01/33 ............... 3,560 3,565,121
GO , 5.00% , 09/01/33 ............... 5,960 6,636,765
GO , 4.00% , 10/01/33 ............... 2,855 2,972,564
GO , 5.00% , 10/01/33 ............... 6,700 7,008,811
GO , 5.00% , 03/01/34 ............... 3,600 3,933,141
GO , 4.00% , 09/01/34 ............... 5,865 6,172,776
GO , 5.00% , 09/01/34 ............... 8,935 9,775,651
GO , 3.00% , 10/01/34 ............... 1,900 1,765,091
GO , 4.00% , 10/01/34 ............... 1,535 1,597,966

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
GO , 5.00% , 10/01/34 ............... USD 13,230 $ 15,055,974
GO , 3.00% , 11/01/34 ............... 1,575 1,483,044
Series 2017 , GO , 4.00% , 11/01/34 ...... 3,300 3,323,668
GO , 5.00% , 11/01/34 ............... 1,000 1,063,604
GO , 5.00% , 12/01/34 ............... 1,780 1,963,987
GO , 5.00% , 04/01/35 ............... 1,000 1,074,145
Series 2022 , GO , 5.00% , 04/01/35 ...... 1,365 1,534,496
GO , 5.00% , 08/01/35 ............... 3,485 3,562,112
GO , 5.00% , 09/01/35 ............... 4,085 4,211,160
Series 2024 , GO , 5.00% , 09/01/35 ...... 5,000 5,746,455
GO , 3.00% , 10/01/35 ............... 1,850 1,706,971
GO , 4.00% , 10/01/35 ............... 1,735 1,796,098
GO , 5.00% , 10/01/35 ............... 245 252,240
GO , 5.00% , 10/01/35 ............... 4,755 4,875,175
GO , 4.00% , 03/01/36 ............... 7,150 7,363,485
GO , 5.00% , 04/01/36 ............... 5,000 5,004,063
GO , 5.00% , 08/01/36 ............... 1,890 2,003,775
GO , 4.00% , 09/01/36 ............... 4,000 3,946,407
GO , 5.00% , 09/01/36 ............... 10,000 11,164,374
GO , 3.00% , 10/01/36 ............... 8,000 7,298,069
GO , 4.00% , 10/01/36 ............... 4,225 4,333,822
GO , 5.00% , 10/01/36 ............... 6,055 6,854,216
GO , 5.00% , 11/01/36 ............... 2,510 2,667,609
Series 2017 , GO , 5.00% , 11/01/36 ...... 3,290 3,444,869
GO , 4.00% , 03/01/37 ............... 3,815 3,915,933
GO , 5.00% , 08/01/37 ............... 2,125 2,251,591
GO , 4.00% , 09/01/37 ............... 3,505 3,456,318
GO , 5.00% , 09/01/37 ............... 8,000 9,050,559
Series 2019 , GO , 3.00% , 10/01/37 ...... 1,375 1,234,892
GO , 5.00% , 10/01/37 ............... 3,100 3,109,312
GO , 5.00% , 11/01/37 ............... 7,500 8,399,773
GO , 5.00% , 08/01/38 ............... 2,250 2,314,739
GO , 4.00% , 11/01/38 ............... 3,810 3,872,771
GO , 5.00% , 09/01/39 ............... 7,270 8,062,929
GO , 4.00% , 10/01/39 ............... 1,500 1,520,293
GO , 5.00% , 10/01/39 ............... 2,250 2,368,950
GO , 5.25% , 10/01/39 ............... 4,125 4,239,951
GO , 4.00% , 11/01/39 ............... 2,500 2,538,551
GO , 5.00% , 11/01/39 ............... 3,505 3,719,997
GO , 4.00% , 11/01/40 ............... 1,150 1,163,119
GO , 5.00% , 09/01/41 ............... 16,000 17,568,670
GO , 4.00% , 10/01/41 ............... 8,400 8,479,066
GO , 5.00% , 10/01/41 ............... 2,425 2,628,586
Series 2022 , GO , 4.00% , 04/01/42 ...... 1,680 1,693,629
GO , 5.00% , 09/01/42 ............... 5,000 5,477,244
GO , 5.00% , 10/01/42 ............... 9,515 10,477,861
GO , 5.00% , 11/01/42 ............... 2,500 2,742,812
GO , 4.00% , 09/01/43 ............... 7,320 7,374,170
Series 2024 , GO , 5.00% , 09/01/43 ...... 5,000 5,526,050
GO , 2.38% , 12/01/43 ............... 925 638,715
GO , 5.00% , 09/01/44 ............... 1,000 1,105,991
GO , 5.00% , 10/01/44 ............... 2,330 2,334,181
GO , 4.00% , 11/01/44 ............... 975 936,236
GO , 4.00% , 03/01/45 ............... 500 486,726
GO , 5.00% , 04/01/45 ............... 3,145 3,306,689
GO , 4.00% , 08/01/45 ............... 250 243,282
GO , 5.00% , 08/01/45 ............... 3,400 3,435,611
GO , 5.00% , 10/01/45 ............... 1,145 1,253,240
GO , 3.00% , 03/01/46 ............... 1,000 790,108
GO , 4.00% , 03/01/46 ............... 5,960 5,945,236
GO , 5.00% , 08/01/46 ............... 6,500 6,648,258
GO , 5.00% , 09/01/46 ............... 1,000 1,023,645
GO , 5.00% , 12/01/46 ............... 2,000 2,140,913
GO , 5.25% , 09/01/47 ............... 2,045 2,259,636
GO , 5.00% , 10/01/47 ............... 3,850 3,923,336
Security
Par (000)
Par (000) Value
California (continued)
Series 2017 , GO , 4.00% , 11/01/47 ...... USD 1,500 $ 1,464,940
Series 2017 , GO , 5.00% , 11/01/47 ...... 800 826,871
GO , 5.00% , 09/01/48 ............... 5,000 5,475,833
GO , 3.00% , 03/01/50 ............... 505 388,416
GO , 4.00% , 10/01/50 ............... 2,500 2,443,410
GO , 3.00% , 11/01/50 ............... 1,500 1,150,176
GO , 4.00% , 11/01/50 ............... 2,425 2,332,340
GO , 2.38% , 10/01/51 ............... 2,000 1,220,567
GO , 3.00% , 04/01/52 ............... 2,000 1,531,912
GO , 4.25% , 09/01/52 ............... 1,310 1,316,486
GO , 5.25% , 09/01/53 ............... 4,000 4,423,427
State of California Department of Water
Resources
Series AS , RB , 5.00% , 12/01/24 ........ 300 302,393
Series AW , RB , 5.00% , 12/01/24 ....... 500 503,988
Series AZ , RB , 5.00% , 12/01/24 ........ 475 478,789
Series BA , RB , 5.00% , 12/01/24 ........ 385 388,071
Series AS , RB , 5.00% , 12/01/25 ........ 2,315 2,334,257
Series BB , RB , 5.00% , 12/01/25 ........ 240 246,457
Series BB , RB , 5.00% , 12/01/26 ........ 1,900 1,985,777
Series AS , RB , 5.00% , 12/01/27 ........ 4,060 4,089,622
Series BB , RB , 5.00% , 12/01/28 ........ 2,015 2,180,112
Series AW , RB , 5.00% , 12/01/28 ....... 1,040 1,082,156
Series BD , RB , 5.00% , 12/01/31 ....... 2,555 2,881,770
Series BA , RB , 5.00% , 12/01/32 ........ 2,540 2,776,570
Series AW , RB , 5.00% , 12/01/33 ....... 1,050 1,093,386
Series BB , RB , 5.00% , 12/01/33 ........ 2,045 2,285,891
Series BA , RB , 5.00% , 12/01/33 ........ 1,500 1,638,853
Series BD , RB , 4.00% , 12/01/34 ....... 2,005 2,103,101
Series BD , RB , 4.00% , 12/01/35 ....... 3,000 3,129,637
Series AW , RB , 4.00% , 12/01/35 ....... 1,000 1,007,252
Series BA , RB , 5.00% , 12/01/35 ........ 580 635,353
Sunnyvale School District, Series 2015, GO,
4.00%, 09/01/42 ................. 500 498,077
Ukiah Unified School District, Series 2006, GO,
0.00%, 08/01/28 (NPFGC)
(a)
.......... 1,000 861,984
University of California
Series 2018O , RB , 4.00% , 05/15/25 ..... 5,490 5,526,517
Series 2017AY , RB , 5.00% , 05/15/25 .... 1,300 1,320,704
Series 2022S , RB , 5.00% , 05/15/26 ..... 1,000 1,033,752
Series 2021BH , RB , 5.00% , 05/15/26 .... 1,190 1,230,165
Series 2015AO , RB , 5.00% , 05/15/27 .... 3,155 3,198,043
Series 2015I , RB , 5.00% , 05/15/27 ...... 745 755,024
Series 2023BN , RB , 5.00% , 05/15/28 .... 1,000 1,069,417
Series 2024BS , RB , 5.00% , 05/15/28 .... 2,000 2,138,835
Series 2015AO , RB , 5.00% , 05/15/28 .... 400 405,259
Series 2015I , RB , 5.00% , 05/15/28 ...... 350 354,536
Series 2018O , RB , 4.00% , 05/15/29 ..... 500 515,713
Series 2022S , RB , 5.00% , 05/15/29 ..... 4,005 4,352,004
Series 2015I , RB , 5.00% , 05/15/29 ...... 205 207,752
Series 2022S , RB , 5.00% , 05/15/30 ..... 3,000 3,299,202
Series 2017AY , RB , 5.00% , 05/15/31 .... 1,000 1,043,212
Series 2015I , RB , 5.00% , 05/15/31 ...... 5,290 5,356,666
Series 2015I , RB , 5.00% , 05/15/32 ...... 540 546,745
Series 2024BS , RB , 5.00% , 05/15/32 .... 3,000 3,390,239
Series 2015AO , RB , 5.00% , 05/15/32 .... 3,000 3,038,031
Series 2017AY , RB , 4.00% , 05/15/33 .... 4,000 4,061,305
Series 2017M , RB , 5.00% , 05/15/33 ..... 1,000 1,042,551
Series 2020BE , RB , 5.00% , 05/15/33 .... 2,000 2,200,504
Series 2023BN , RB , 5.00% , 05/15/33 .... 1,125 1,287,206
Series 2015I , RB , 4.00% , 05/15/34 ...... 4,900 4,879,657
Series 2016AR , RB , 5.00% , 05/15/34 .... 1,005 1,032,735
Series 2024BS , RB , 5.00% , 05/15/34 .... 4,415 5,107,072
Series 2017AV , RB , 5.00% , 05/15/35 .... 2,500 2,607,458
Series 2016K , RB , 5.00% , 05/15/35 ..... 500 512,544

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
California (continued)
Series 2023BQ , RB , 5.00% , 05/15/35 .... USD 5,625 $ 6,429,021
Series 2021Q , RB , 4.00% , 05/15/36 ..... 1,000 1,037,580
Series 2017AV , RB , 5.00% , 05/15/36 .... 1,100 1,146,160
Series 2017AY , RB , 5.00% , 05/15/36 .... 2,135 2,224,592
Series 2018AZ , RB , 5.00% , 05/15/36 .... 750 795,988
Series 2020BE , RB , 4.00% , 05/15/37 .... 1,000 1,029,796
Series 2017AY , RB , 5.00% , 05/15/37 .... 4,650 4,844,830
Series 2024BV , RB , 5.00% , 05/15/37 .... 2,500 2,878,029
Series 2024BS , RB , 5.00% , 05/15/37 .... 3,000 3,453,635
Series 2020BE , RB , 5.00% , 05/15/38 .... 1,500 1,635,267
Series 2024BV , RB , 5.00% , 05/15/38 .... 2,500 2,854,037
Series 2024BS , RB , 5.00% , 05/15/38 .... 3,000 3,424,844
Series 2021Q , RB , 4.00% , 05/15/39 ..... 2,500 2,540,409
Series 2024BV , RB , 5.00% , 05/15/39 .... 2,800 3,178,779
Series 2020BE , RB , 4.00% , 05/15/40 .... 665 671,881
Series 2021Q , RB , 4.00% , 05/15/40 ..... 2,500 2,525,048
Series 2015AO , RB , 5.00% , 05/15/40 .... 6,245 6,293,381
Series 2024BV , RB , 5.00% , 05/15/40 .... 6,615 7,455,961
Series 2023BN , RB , 5.50% , 05/15/40 .... 5,000 5,772,012
Series 2016AR , RB , 5.00% , 05/15/41 .... 970 991,636
Series 2024BV , RB , 5.00% , 05/15/41 .... 2,500 2,805,773
Series 2017AV , RB , 5.00% , 05/15/42 .... 2,405 2,488,292
Series 2022S , RB , 5.00% , 05/15/42 ..... 1,720 1,884,143
Series 2024BS , RB , 5.00% , 05/15/42 .... 3,000 3,351,725
Series 2023BN , RB , 5.00% , 05/15/42 .... 7,910 8,758,284
Series 2024BV , RB , 5.00% , 05/15/42 .... 3,500 3,910,345
Series 2017AV , RB , 5.25% , 05/15/42 .... 2,000 2,085,946
Series 2018AZ , RB , 5.00% , 05/15/43 .... 5,630 5,900,103
Series 2024BV , RB , 5.00% , 05/15/43 .... 4,000 4,453,008
Series 2023BN , RB , 5.00% , 05/15/44 .... 2,630 2,893,861
Series 2016K , RB , 4.00% , 05/15/46 ..... 3,000 2,954,495
Series 2021BH , RB , 4.00% , 05/15/46 .... 1,000 989,116
Series 2017M , RB , 4.00% , 05/15/47 ..... 250 245,365
Series 2020BE , RB , 4.00% , 05/15/47 .... 10,250 10,059,968
Series 2017M , RB , 5.00% , 05/15/47 ..... 1,165 1,201,445
Series 2013AL-3 , RB , VRDN
3.80% , 05/30/24
(b)
............... 1,600 1,600,000
Series 2023BP-2 , RB , VRDN
3.80% , 05/30/24
(b)
............... 10,000 10,000,000
Series 2018AZ , RB , 5.00% , 05/15/48 .... 10,250 10,685,385
Series 2017AV , RB , 5.00% , 05/15/49 .... 1,500 1,545,641
Security
Par (000)
Par (000) Value
California (continued)
Series 2019BB , RB , 5.00% , 05/15/49 .... USD 1,500 $ 1,577,224
Series 2021Q , RB , 3.00% , 05/15/51 ..... 7,000 5,367,725
Series 2021BH , RB , 4.00% , 05/15/51 .... 2,020 1,974,707
Series 2022BK , RB , 5.00% , 05/15/52 .... 5,000 5,348,914
Series 2017M , RB , 5.00% , 05/15/52 ..... 250 257,113
Series 2018O , RB , 5.00% , 05/15/58 ..... 1,000 1,037,206
Series 2018AZ , RB , 5.25% , 05/15/58 .... 500 524,248
Series 2018O , RB , 5.50% , 05/15/58 ..... 500 528,407
Upper Santa Clara Valley Joint Powers
Authority
Series 2020A , RB , 4.00% , 08/01/45 ..... 1,100 1,075,613
Series 2020A , RB , 4.00% , 08/01/50 ..... 3,000 2,870,085
Walnut Valley Unified School District, Series C,
GO, 4.00%, 08/01/51 .............. 2,000 1,954,779
West Valley-Mission Community College
District, Series 2015B, GO, 4.00%, 08/01/40 250 246,623
Westminster School District, Series 2013A, GO,
0.00%, 08/01/52 (BAM)
(a)
............ 6,380 4,240,133
William S Hart Union High School District
(a)
Series A , GO , 0.00% , 08/01/33 ........ 990 703,509
Series B , GO , 0.00% , 08/01/34 ( AGM ) ... 1,250 856,939
2,808,767,364
Total Long-Term Investments — 99 .9%
(Cost: $ 2,882,257,452 ) ............................ 2,808,767,364
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 3.26%
(e) (f)
......... 57,438 57,444
Total Short-Term Securities — 0 .0%
(Cost: $ 57,444 ) ................................. 57,444
Total Investments — 99 .9%
(Cost: $ 2,882,314,896 ) ............................ 2,808,824,808
Other Assets Less Liabilities — 0.1% .................... 3,302,529
Net Assets — 100.0% ...............................
$ 2,812,127,337
(a)
Zero-coupon bond.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
When-issued security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/24
Shares
Held at
05/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 837,046 $ — $ (779,602)
(a)
$ — $ — $ 57,444 57,438 $ 3,783 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
California Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 2,808,767,364 $ — $ 2,808,767,364
Short-Term Securities
Money Market Funds ...................................... 57,444 — — 57,444
$ 57,444 $ 2,808,767,364 $ — $ 2,808,824,808
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGC-ICC Assured Guaranty Corp. – Insured Custody Certificate
AGM Assured Guaranty Municipal Corp.
AGM-CR AGM Insured Custodial Receipt
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
FGIC Financial Guaranty Insurance Co.
GO General Obligation Bonds
LOC Letter of Credit
NPFGC National Public Finance Guarantee Corp.
NPFGC-IBC National Public Finance Guarantee Corp. — Insured Bond Certificate
RB Revenue Bonds
VRDN Variable Rate Demand Notes